AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

May 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—93.61%
CONSUMER DISCRETIONARY—14.46%
Auto Components—1.71%
Argan, Inc.	1,694	$52
Dorman Products, Inc.	2,897	154
Remy International, Inc.	4,267	102
Shiloh Industries, Inc.	1,956	35

		343

Distributors—0.76%
Core-Mark Holding Co., Inc.	930	77
DXP Enterprises, Inc.A	1,089	76

		153

Hotels, Restaurants & Leisure—0.41%
Einstein Noah Restaurant Group, Inc.	2,094	32
Monarch Casino & Resort, Inc.A	1,881	31
Nathan’s Famous, Inc.A	412	20

		83

Household Durables—2.67%
Bassett Furniture Industries, Inc.	1,711	23
CSS Industries, Inc.	992	24
Flexsteel Industries, Inc.	701	23
Haverty Furniture Companies, Inc.	1,898	48
Helen of Troy Ltd.A	2,984	172
Hooker Furniture Corp.	1,344	19
Kimball International, Inc., Class B	2,764	45
Lifetime Brands, Inc.	1,483	23
Matthews International Corp., Class A	2,281	94
Universal Electronics, Inc.A	1,332	61

		532

Internet & Catalog Retail—2.45%
1-800-Flowers.com, Inc., Class AA	5,537	31
Global Sources Ltd.A	8,654	70
HSN, Inc.	4,137	230
Insight Enterprises, Inc.A	4,156	113
Overstock.com, Inc.A	2,975	45

		489

Leisure Equipment & Products—0.39%
Johnson Outdoors, Inc., Class A	1,314	33
Nautilus, Inc.A	4,155	45

		78

Media—2.09%
Courier Corp.	964	13
CTC Media, Inc.	18,642	190
Journal Communications, Inc., Class AA	5,334	44
Nexstar Broadcasting Group, Inc.	3,667	170

		417

Multiline Retail—0.27%
Stein Mart, Inc.	3,970	54

	Shares	Fair Value
		(000’s)
Specialty Retail—2.35%
America’s Car-Mart, Inc.A	963	$35
Big 5 Sporting Goods Corp.	2,315	27
Cato Corp., Class A	2,591	75
Destination Maternity Corp.	1,499	35
PC Connection, Inc.	2,919	61
Rent-A-Center, Inc.	4,540	126
Shoe Carnival, Inc.	1,872	35
Trans World Entertainment Corp.	6,770	24
West Marine, Inc.A	1,820	18
Winmark Corp.	500	33

		469

Textiles & Apparel—1.36%
Cherokee, Inc.	1,393	19
Culp, Inc.	1,384	26
RG Barry Corp.	1,409	27
Unifirst Corp.	1,627	160
Weyco Group, Inc.	1,517	41

		273

Total Consumer Discretionary		2,891

CONSUMER STAPLES—3.64%
Beverages—0.40%
National Beverage Corp.	4,362	81

Food & Drug Retailing—1.04%
Ingles Markets, Inc., Class A	2,042	54
Village Super Market, Inc., Class A	1,266	31
Weis Markets, Inc.	2,625	124

		209

Food Products—0.17%
John B Sanfilippo & Son, Inc.	1,361	35

Household Products—0.10%
Oil-Dri Corp of America	607	20

Personal Products—1.93%
Female Health Co.	2,634	15
Inter Parfums, Inc.	3,507	105
National American University Holdings, Inc.	4,407	15
Nature’s Sunshine Products, Inc.	1,949	29
Revlon, Inc., Class AA	5,027	158
Steiner Leisure Ltd.A	1,548	62

		384

Total Consumer Staples		729

ENERGY—4.98%
Energy Equipment & Services—1.90%
Blueknight Energy Partners LPB	4,064	38
Bolt Technology Corp.	686	12
Forum Energy Technologies, Inc.A	6,377	211
RigNet, Inc.A	1,060	50
Tesco Corp.	3,237	69

		380

	Shares	Fair Value
		(000’s)
Oil & Gas—3.08%
Adams Resources & Energy, Inc.	687	$43
Apco Oil and Gas International, Inc.A	1,874	26
Arabian American Development Co.A	3,354	35
Delek US Holdings, Inc.	7,250	225
North European Oil Royalty TrustC	1,367	32
Panhandle Oil and Gas, Inc., Class A	647	36
Renewable Energy Group, Inc.A	7,240	72
Resource America, Inc., Class A	2,041	17
Sabine Royalty TrustC	1,689	96
Warren Resources, Inc.A	7,620	35

		617

Total Energy		997

FINANCIALS—24.09%
Banks—7.49%
1st Source Corp.	3,024	91
Access National Corp.	1,489	22
American National Bankshares, Inc.	1,111	25
Ames National Corp.	800	18
Bank of Kentucky Financial Corp.	686	24
Bank of Marin Bancorp	460	20
Bar Harbor Bankshares	748	19
Bryn Mawr Bank Corp.	1,544	44
C&F Financial Statutory Trust I	411	14
Camden National Corp.	866	32
Century Bancorp, Inc., Class A	849	28
Chemung Financial Corp.	511	15
Citizens & Northern Corp.	1,264	24
CNB Financial Corp.	1,711	29
Community Trust Bancorp, Inc.	1,975	67
CU BancorpA	950	17
Enterprise Bancorp, Inc.	787	15
Enterprise Financial Services Corp.	2,657	46
Farmers Capital Bank Corp.A	959	18
Fidelity Southern Corp.	2,857	38
First Bancorp, Inc.	786	13
First Community Bancshares, Inc.	2,567	37
First Defiance Financial Corp.	1,013	29
First Financial Corp.	1,498	48
First Financial Northwest, Inc.	2,689	30
German American Bancorp, Inc.	1,247	34
Great Southern Bancorp, Inc.	1,627	48
Hingham Institution for Savings	307	23
Home Bancorp, Inc.A	783	16
Horizon Bancorp	1,307	28
Intervest Bancshares Corp.	3,027	22
LCNB Corp.	961	15
Macatawa Bank Corp.	5,160	26
MainSource Financial Group, Inc.	2,601	43
Mercantile Bank Corp.	1,018	22
Merchants Bancshares, Inc.	495	15
MidSouth Bancorp, Inc.	1,293	24
NASB Financial, Inc.	1,608	37
National Bankshares, Inc.	844	27
Northrim BanCorp, Inc.	799	20
Pacific Premier Bancorp, Inc.A	1,608	23

	Shares	Fair Value
		(000’s)
Penns Woods Bancorp, Inc.	368	$17
Peoples Bancorp, Inc.	1,413	35
Republic Bancorp, Inc., Class A	2,288	53
Stock Yards Bancorp, Inc.	1,573	45
TowneBank	4,232	66
Trico Bancshares	1,758	40
Univest Corp of Pennsylvania	1,518	32
West Bancorporation, Inc.	1,498	22

		1,496

Diversified Financials—6.45%
Advent Software, Inc.	3,188	96
Cascade BancorpA	8,935	39
Cash America International, Inc.	1,624	77
Consumer Portfolio Services, Inc.A	10,319	76
Credit Acceptance Corp.A	1,490	195
Diamond Hill Investment Group, Inc.	325	40
Encore Capital Group, Inc.A	2,746	119
ExlService Holdings, Inc.A	2,564	73
EZCORP, Inc., Class AA	5,795	71
FBR & Co.A	3,867	101
Heartland Financial USA, Inc.	2,431	59
Meta Financial Group, Inc.	640	24
MicroFinancial, Inc.	1,890	15
MidWestOne Financial Group, Inc.	1,154	27
Pzena Investment Management, Inc., Class A	915	9
Texas Pacific Land TrustC	665	110
Tree.com, Inc.	433	11
Walker & Dunlop, Inc.A	4,073	60
Waterstone Financial, Inc.	4,856	52
Westwood Holdings Group, Inc.	637	37

		1,291

Insurance—4.02%
Baldwin & Lyons, Inc., Class B	1,793	46
Crawford & Co., Class B	6,038	59
EMC Insurance Group, Inc.	1,768	55
Enstar Group Ltd.A	2,054	289
Fortegra Financial Corp.A	3,041	22
Independence Holding Co.	2,583	37
Investors Title Co.	308	21
National Western Life Insurance Co., Class A	514	126
Safety Insurance Group, Inc.	1,684	87
Universal Insurance Holdings, Inc.	5,003	62

		804

Real Estate—6.13%
Amerco, Inc.	947	262
American Assets Trust, Inc.D	4,824	165
Ashford Hospitality Trust, Inc.D	7,271	78
Excel Trust, Inc.D	3,232	43
Franklin Street Properties Corp.D	6,673	84
Getty Realty Corp.D	2,532	49
Gramercy Property Trust, Inc.D	31,134	183
Heritage Oaks BancorpA	3,355	25
Inland Real Estate Corp.D	7,304	78

	Shares	Fair Value
		(000’s)
National Health Investors, Inc.D	1,728	$108
One Liberty Properties, Inc.D	1,075	23
Select Income REITD	3,345	96
Urstadt Biddle Properties, Inc., Class AD	1,568	32

		1,226

Total Financials		4,817

HEALTH CARE—10.79%
Biotechnology—1.59%
Maxygen, Inc.E	4,647	0
MiMedx Group, Inc.A	4,042	22
PDL BioPharma, Inc.	27,155	255
Repligen Corp.A	2,128	41

		318

Health Care Equipment & Supplies—3.22%
Atrion Corp.	170	54
Computer Programs and Systems, Inc.	619	39
CONMED Corp.	1,881	85
CryoLife, Inc.	1,810	16
Exactech, Inc.A	1,222	28
ICU Medical, Inc.A	913	55
Integra LifeSciences Holdings Corp.A	1,468	66
Masimo Corp.	2,931	72
Meridian Bioscience, Inc.	2,745	56
Mesa Laboratories, Inc.	237	19
Nutraceutical International Corp.	974	23
Orthofix International N.V.A	799	25
PhotoMedex, Inc.A	1,666	21
Staar Surgical Co.A	1,411	22
SurModics, Inc.A	968	21
Utah Medical Products, Inc.	369	20
Vascular Solutions, Inc.A	1,131	23

		645

Health Care Providers & Services—4.51%
Addus HomeCare Corp.A	925	21
AMN Healthcare Services, Inc.A	3,505	39
Bio-Reference Labs, Inc.A	1,789	48
Cantel Medical Corp.	2,676	93
Corvel Corp.A	1,493	70
LHC Group, Inc.A	1,370	28
National Healthcare Corp.	1,780	96
Omnicell, Inc.A	2,153	57
Select Medical Holdings Corp.	13,846	210
Team Health Holdings, Inc.A	4,103	208
U.S. Physical Therapy, Inc.	929	31

		901

Pharmaceuticals—1.47%
Insys Therapeutics, Inc.A	2,005	52
Lannett Co., Inc.A	2,428	101
MWI Veterinary Supply, Inc.A	824	116
Sucampo Pharmaceuticals, Inc.A	3,630	26

		295

Total Health Care		2,159

	Shares	Fair Value
		(000’s)
INDUSTRIALS—17.62%
Aerospace & Defense—0.46%
Kaman Corp.	2,166	$92

Air Freight & Couriers—0.13%
Echo Global Logistics, Inc.A	1,416	26

Building Products—1.26%
AAON, Inc.	2,832	89
American Woodmark Corp.A	1,229	34
Builders FirstSource, Inc.A	6,308	45
Omega Flex, Inc.	643	13
Patrick Industries, Inc.A	1,017	38
PGT, Inc.A	3,960	34

		253

Commercial Services & Supplies—8.45%
Aceto Corp.	2,507	44
American Public Education, Inc.A	1,191	42
CDI Corp.	1,125	16
Ceco Environmental Corp.	2,072	30
Collectors Universe, Inc.	745	15
CSG Systems International, Inc.	3,124	82
Deluxe Corp.	4,552	256
Electro Rent Corp.	2,440	39
Ennis, Inc.	2,277	34
Franklin Covey Co.A	1,238	27
G&K Services, Inc., Class A	1,630	84
Geo Group, Inc.D	4,147	141
Herman Miller, Inc.	3,346	105
Intersections, Inc.	1,418	6
Kelly Services, Inc., Class A	2,757	49
Kforce, Inc.	2,083	46
Marlin Business Services Corp.	1,349	28
MSA Safety, Inc.	2,773	152
Multi-Color Corp.	1,571	55
PHI, Inc.A F	1,611	72
TeleTech Holdings, Inc.A	4,878	129
TRC Co., Inc.A	4,070	22
United Stationers Supply Co.	4,334	173
VSE Corp.	680	42

		1,689

Diversified Manufacturing—0.12%
Myers Industries, Inc.	1,184	25

Electrical Equipment—0.99%
Chase Corp.	928	28
Geospace Technologies Corp.A	1,243	63
Houston Wire & Cable Co.	1,090	13
Powell Industries, Inc.	1,097	68
Preformed Line Products Co.	497	26

		198

Industrial Conglomerates—2.75%
ICF International, Inc.A	1,583	59
Park-Ohio Industries, Inc.	1,429	75
Raven Industries, Inc.	2,596	81
RPX Corp.A	3,932	64
Standex International Corp.	1,208	90
Tredegar Corp.	8,393	179

		548

	Shares	Fair Value
		(000’s)
Machinery—2.50%
Alamo Group, Inc.	1,086	$56
American Railcar Industries, Inc.	2,139	140
Columbus McKinnon Corp.	2,949	83
Hardinge, Inc.	1,279	16
Hurco Co., Inc.	701	19
Kadant, Inc.	915	35
L.B. Foster Co., Class A	796	41
Lydall, Inc.A	1,349	37
Sun Hydraulics Corp.	1,917	71

		498

Marine—0.17%
StealthGas, Inc.A	3,350	35

Road & Rail—0.79%
Roadrunner Transportation Systems, Inc.A	3,171	83
Universal Truckload Services, Inc.	3,100	75

		158

Total Industrials		3,522

INFORMATION TECHNOLOGY—13.54%
Communications Equipment—3.31%
Alliance Fiber Optic Products, Inc.	1,635	33
Aware, Inc.	2,695	15
Black Box Corp.	1,736	42
CalAmp Corp.A	2,844	54
Extreme NetworksA	6,269	25
IxiaA	4,122	48
Mitel Networks Corp.A	5,103	56
Ubiquiti Networks, Inc.	5,665	199
Verint Systems, Inc.A	4,074	189

		661

Electronic Equipment & Instruments—1.73%
Analogic Corp.	833	57
Daktronics, Inc.	3,349	42
ePlus, Inc.	976	55
MTS Systems Corp.	1,338	88
Scansource, Inc.A	2,318	86
Tessco Technologies, Inc.	611	19

		347

Internet Software & Services—0.98%
AVG Technologies N.V.A	3,571	69
NIC, Inc.	3,741	62
Perficient, Inc.A	2,811	50
Reis, Inc.	811	15

		196

IT Consulting & Services—4.25%
Computer Task Group, Inc.	1,549	24
EPAM Systems, Inc.A	2,842	120
Hackett Group, Inc.	3,314	20
iGATE Corp.A	5,098	178
Lionbridge TechnologiesA	5,226	29
Sykes Enterprises, Inc.A	3,614	73
Syntel, Inc.A	4,096	331
Virtusa Corp.A	2,140	73

		848

	Shares	Fair Value
		(000’s)
Semiconductor Equipment & Products—1.04%
GSI Group, Inc.A	2,113	$26
IXYS Corp.	2,051	23
MA COM Technology Solutions Holdings, Inc.A	4,304	78
Nova Measuring Instruments Ltd.A	1,527	17
PDF Solutions, Inc.A	3,241	65

		209

Software—2.23%
Actuate Corp.A	2,467	12
American Software, Inc., Class A	1,135	11
EPIQ Systems, Inc.	2,483	30
Magic Software Enterprises Ltd.	3,108	25
Mentor Graphics Corp.	10,026	212
Pegasystems, Inc.	4,217	90
QAD, Inc.	761	17
Sapiens International Corp., N.V.	3,655	29
VASCO Data Security International, Inc.A	1,914	21

		447

Total Information Technology		2,708

MATERIALS—2.03%
Chemicals—1.38%
FutureFuel Corp.	2,828	49
Hawkins, Inc.	640	23
Innospec, Inc.	1,427	60
KMG Chemicals, Inc.	1,083	17
Landec Corp.A	2,608	31
Stepan Co.	1,169	62
Zep, Inc.	1,994	35

		277

Construction Materials—0.17%
United States Lime & Minerals, Inc.	527	34

Containers & Packaging—0.12%
UFP Technologies, Inc.A	969	24

Metals & Mining—0.36%
Hallador Energy Co.	4,913	46
Handy & Harman Ltd.A	1,161	26

		72

Total Materials		407

TELECOMMUNICATION SERVICES—0.87%
Diversified Telecommunication Services—0.75%
Hawaiian Telcom Holdco, Inc.A	2,428	67
magicJack VocalTec Ltd.A	2,029	30
Premiere Global Services, Inc.A	4,052	53

		150

Wireless Telecommunication Services—0.12%
USA Mobility, Inc.	1,614	25

Total Telecommunication Services		175

	Shares	Fair Value
		(000’s)
UTILITIES—1.59%
Electric—1.03%
MGE Energy, Inc.	3,137	$118
Otter Tail Corp.	3,058	87

		205

Gas—0.09%
Delta Natural Gas Co., Inc.	960	19

Water—0.47%
Artesian Resources Corp., Class A	707	16
Connecticut Water Co.	917	29
Middlesex Water Co.	1,407	29
York Water Co.	978	20

		94

Total Utilities		318

Total Common Stock (Cost $17,782)		18,723

SHORT-TERM INVESTMENTS—6.82% (Cost $1,365)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,365,139	1,365

TOTAL INVESTMENTS — 100.43% (Cost $19,147)		20,088
LIABILITIES, NET OF OTHER ASSETS—(0.43%)		(87)

TOTAL NET ASSETS—100.00%		$20,001

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Master Limited Partnership
C	Royalty Trust.
D	REIT - Real Estate Investment Trust.
E	Fair valued pursuant to procedures approved by the Board of Trustees.
F	Non-voting participating shares.

Futures Contracts Open on May 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index June Futures	Long	11	June, 2014	$1,247	$15

				$1,247	$15

See Accompanying Notes.

Top Ten Holdings (% Net Assets)

Syntel, Inc.		1.7
Enstar Group Ltd.		1.4
Amerco, Inc.		1.3
Deluxe Corp.		1.3
PDL BioPharma, Inc.		1.3
HSN, Inc.		1.2
Delek US Holdings, Inc.		1.1
Mentor Graphics Corp.		1.1
Forum Energy Technologies, Inc.		1.1
Select Medical Holdings Corp.		1.0
Total Fund Holdings	320

Sector Allocation (% Equities)

Financials	25.7
Industrials	18.8
Consumer Discretionary	15.4
Information Technology	14.5
Health Care	11.5
Energy	5.3
Consumer Staples	3.9
Materials	2.2
Utilities	1.7
Telecommunication Services	0.9

American Beacon Zebra Global Equity Fund

May 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia—2.88%
Common Stocks—(Cost $209)
ALS Ltd.	1,829	$15
Australia & New Zealand Banking Group Ltd., ADRA B	910	28
BHP Billiton Ltd., ADRB	1,087	38
Commonwealth Bank of Australia	462	36
CSL Ltd.A	235	15
Insurance Australia Group Ltd.	2,601	14
Orica Ltd.A	572	10
Westpac Banking Corp.A	934	30
Woolworths Holdings Ltd.A	600	21
WorleyParsons Ltd.A	681	10

Total Australia		217

Austria—0.09%
Common Stocks—(Cost $7)
OMV AGA	81	3
Voestalpine AG	85	4

Total Austria		7

Belgium—0.40%
Common Stocks—(Cost $31)
AgeasA	337	14
Colruyt S.A.A	277	16

Total Belgium		30

Canada—3.63%
Common Stocks—(Cost $244)
Agrium, Inc.	327	29
BCE, Inc.	531	24
Imperial Oil Ltd.	630	31
Pacific Rubiales Energy Corp.	979	19
Potash Corp of Saskatchewan, Inc.	1,511	55
RioCan Real Estate Investment TrustC	553	14
Ritchie Bros Auctioneers, Inc.	471	11
Suncor Energy, Inc.	2,335	91

Total Canada		274

Denmark—0.52%
Common Stocks—(Cost $39)
AP Moeller—Maersk A.S.A	5	12
DSV A.S.	272	9
Novo Nordisk A.S., Class BA	419	18

Total Denmark		39

Finland—0.32%
Common Stocks—(Cost $22)
Kone Oyj-BA	206	9
Orion Corp., Class BA	262	8
Wartsila OYJ AbpA	131	7

Total Finland		24

France—4.64%
Common Stocks—(Cost $304)
Air Liquide S.A.	218	32
Christian DiorA	109	23

	Shares	Fair Value
		(000’s)
Cie Generale des Etablissements Michelin	186	$23
CNP AssurancesA	900	20
Dassault Systems S.A.A	200	25
Imerys S.A.A	212	18
LVMH Moet Hennessy Louis VuittonA	313	62
Safran S.A.	289	20
Scor SE, ADRA B	547	19
Societe BIC S.A., ADRA B	160	21
Total S.A.	958	67
Zodiac AerospaceA	575	20

Total France		350

Germany—3.19%
Common Stocks—(Cost $168)
BASF SEA	379	43
Bayer AG Reg	298	43
Brenntag AG	95	18
GEA Group AG	347	15
Hannover Rueckversicheru-RegA	157	14
Henkel AG & Co. KGaAA	177	18
SAP AG	438	34

Total Common Stocks		185

Preferred Stocks—(Cost $53)
Bayerische Motoren Werke AGA	225	22
Fuchs Petrolub SEA	113	11
Porsche Automobil Holding SEA	217	23

Total Preferred Stocks		56

Total Germany		241

Hong Kong/China—1.17%
Common Stocks—(Cost $87)
Bank of East Asia Ltd.	1,800	7
Hang Seng Bank Ltd.	600	10
Hopewell Holdings Ltd.	3,000	11
NWS Holdings Ltd.	5,000	9
PCCW Ltd.	22,000	12
Power Assets Holdings Ltd.	1,000	9
Sino Land Co., Ltd.	6,000	9
Wharf Holdings Ltd.	2,000	13
Yue Yuen Industrial Holdings Ltd.	2,500	8

Total Hong Kong/China		88

Ireland—0.41%
Common Stocks—(Cost $28)
Accenture PLC, Class AD	377	31

Italy—0.62%
Common Stocks—(Cost $35)
Exor SpAA	660	28
Telecom Italia SpAA	19,944	19

Total Italy		47

Japan—6.68%
Common Stocks—(Cost $478)
Air Water, Inc.	1,000	16
Asahi Kasei Corp.	2,000	15
Benesse Holdings, Inc.	300	13

	Shares	Fair Value
		(000’s)
Bridgestone Corp.	600	$22
Brother Industries Ltd.	1,200	19
Canon, Inc.	800	26
Central Japan Railway Co.	200	26
Chugoku Bank Ltd.A	1,200	17
Gree Inc.A	1,600	15
GungHo Online Entertainment Inc.A	2,600	17
Hachijuni Bank Ltd.A	3,000	16
Hiroshima Bank Ltd.A	4,000	18
Hisamitsu Pharmaceutical Co.A	300	12
Honda Motor Co., Ltd.	700	25
IYO Bank Ltd.A	1,900	18
Kaneka Corp.A	2,000	12
Nexon Co., Ltd.	1,500	13
Nishi-Nippon City Bank Ltd.	7,000	15
Omron Corp.	400	15
Osaka Gas Co., Ltd.	4,000	16
Otsuka Holdings Co., Ltd.	600	17
Ricoh Co., Ltd.	1,300	16
Shimamura Co., Ltd.A	200	19
Sumitomo Rubber Industries Ltd.	900	13
Toho Gas Co., Ltd.	3,000	15
Tokyo Gas Co., Ltd.	4,000	23
Toto Ltd.A	2,000	25
Tsumura & Co.A	500	11
Yamaguchi FinancialA	2,000	19

Total Japan		504

Luxembourg—0.24%
Common Stocks—(Cost $16)
Tenaris S.A. A	784	18

Netherlands—1.47%
Common Stocks—(Cost $106)
Koninklijke Philips Electronics N.V.	500	16
Koninklijke Philips N.V.A	892	16
LyondellBasell Industries N.V., Class A	355	35
Unilever N.V., CVA, GDRE E F	693	30
Wolters Kluwer N.V.	466	14

Total Netherlands		111

Portugal—0.07%
Common Stocks—(Cost $5)
Energias de Portugal, S.A.	1,073	5

Singapore—0.52%
Common Stocks—(Cost $36)
DBS Group Holdings Ltd.	1,000	13
Oversea-Chinese Banking Corp., Ltd.	1,000	8
United Overseas Bank Ltd.	1,000	18

Total Singapore		39

Spain—0.78%
Common Stocks—(Cost $49)
Zardoya Otis S.A. A	3,277	59

Sweden—1.17%
Common Stocks—(Cost $80)
Atlas Copco AB, Class BA	524	14
Ericsson LM, Class B	1,263	16
Hennes & Mauritz ABA	727	31
Investor AB, Class BA	421	17

	Shares	Fair Value
		(000’s)
Securitas AB	885	$10

Total Sweden		88

Switzerland—3.99%
Common Stocks—(Cost $257)
ACE Ltd.	298	31
Cie Financiere Richemont S.A.A	248	26
Garmin Ltd.	388	23
Kuehne + Nagel International AG, Reg SA G	91	12
Nestle S.A.	1,081	84
Roche Holding AG Genusschein	199	59
Schindler Holding AGA	99	15
Sika AG BRA	4	16
Swatch Groug AGA	127	14
Syngenta AG	54	21

Total Switzerland		301

United Kingdom—7.58%
Common Stocks—(Cost $515)
3i Group PLCA D	1,892	14
Aggreko PLCA D	493	14
AstraZeneca PLC, ADRA B D	408	29
BHP Billiton PLCD	775	24
British American Tobacco PLCD	566	34
BT Group PLCD	3,236	22
Centrica PLCD	3,220	18
GKN PLCD	2,138	14
GlaxoSmithKline PLCD	1,305	35
HSBC Holdings PLCD	4,472	46
IMI PLCA D	547	15
Kingfisher PLCD	2,237	15
Marks & Spencer Group PLCD	1,758	13
National Grid PLCD	1,514	23
Old Mutual PLCA D	4,696	16
Reckitt Benckiser Group PLCD	393	34
Royal Dutch Shell PLC, Class AD	1,040	41
Royal Dutch Shell PLC, Class BD	1,902	77
Sage Group PLCA D	1,913	13
Smiths Group PLCD	616	14
Standard Chartered PLCD	1,021	23
Tate & Lyle PLCD	1,212	14
Unilever PLCD	535	24

Total United Kingdom		572

United States—51.69%
Common Stocks—(Cost $3,070)
3M Co.	328	46
Activision Blizzard, Inc.	1,008	21
Alleghany Corp.	59	25
Alliant Energy Corp.	354	21
Amgen, Inc.	344	40
Arch Capital Group Ltd.A	386	22
AT&T, Inc.	1,964	70
Avnet, Inc.	417	18
Axis Capital Holdings Ltd.	455	21
Baxter International, Inc.	426	31
Bed Bath & Beyond, Inc.A	361	22
Berkshire Hathaway, Inc., Class BA	428	55
C.H. Robinson Worldwide, Inc.	498	30
CA, Inc.	699	20
Chevron Corp.	689	86
Chubb Corp.	263	24
Cincinnati Financial Corp.	389	19
Cintas Corp.	365	23

	Shares	Fair Value
		(000’s)
Cisco Systems, Inc.	2,268	$56
Coach, Inc.	416	17
Coca-Cola Co.	1,440	59
ConocoPhillips	613	49
Continental Resources, Inc.A	368	52
Crown Holdings, Inc.A	401	20
Danaher Corp.	392	31
Dentsply International, Inc.	393	19
DIRECTVA	421	34
Dollar General Corp.A	372	20
Dollar Tree, Inc.A	431	23
DTE Energy Co.	538	40
Dun & Bradstreet Corp.	223	22
Edison International	394	22
Eli Lilly & Co.	560	34
Emerson Electric Co.	484	32
Everest Re Group Ltd.	133	21
Exxon Mobil Corp.	1,119	113
Fastenal Co.	492	24
Franklin Resources, Inc.	538	30
Genuine Parts Co.	268	23
Henry Schein, Inc.A	167	20
Home Depot, Inc.	593	47
Honeywell International, Inc.	382	36
Intel Corp.	2,166	59
International Business Machines Corp.	377	70
International Flavors & Fragrances, Inc.	372	37
Intuit, Inc.	265	21
Johnson & Johnson	967	98
Kellogg Co.	384	26
Leucadia National Corp.	907	23
LKQ Corp.A	784	22
Magnachip Semiconductor Corp.A	227	3
Marathon Oil Corp.	715	26
Marathon Petroleum Corp.	281	25
Marsh & McLennan Cos., Inc.	468	24
Mattel, Inc.	707	27
Maxim Integrated Products, Inc.	563	19
McDonald’s Corp.	455	46
McGraw-Hill Cos., Inc.	302	25
Medtronic, Inc.	620	37
Microsoft Corp.	2,618	107
Monsanto Co.	301	37
Moody’s Corp.	635	54
Navient Corp.	798	13
Northrop Grumman Corp.	183	22
Occidental Petroleum Corp.	423	42
Oracle Corp.	1,437	60
Patterson Cos., Inc.	524	21
PepsiCo, Inc.	636	56
PetSmart, Inc.	354	20
Philip Morris International, Inc.	685	61
Phillips 66	393	33
Praxair, Inc.	220	29
Procter & Gamble Co.	911	74
Public Service Enterprise Group, Inc.	693	27
Qualcomm, Inc.	681	55
Reynolds American, Inc.	435	26
Ross Stores, Inc.	345	24
SCANA Corp.	535	28
Schlumberger Ltd.	537	56
SEI Investments Co.	690	23
Sigma-Aldrich Corp.	246	24
SLM Corp.	798	7
Stryker Corp.	268	23

	Shares	Fair Value
		(000’s)
Symantec Corp.	1,079	$24
Synopsys, Inc.A	504	19
T. Rowe Price Group, Inc.	344	28
Target Corp.	414	24
TJX Cos., Inc.	480	26
Travelers Cos., Inc.	312	29
U.S. Bancorp	883	37
United Technologies Corp.	370	43
UnitedHealth Group, Inc.	506	40
Verisk Analytics, Inc., Class AA	296	18
Verizon Communications, Inc.	1,370	68
Viacom, Inc., Class B	290	25
Wal-Mart Stores, Inc.	715	55
Wells Fargo & Co.	1,698	86
WR Berkley Corp.	536	24
WW Grainger, Inc.	89	23
Xcel Energy, Inc.	762	23

Total Common Stocks		3,540

Exchange-Traded Funds—(Cost $351)
iShares MSCI ACWI Index Fund	5,999	360

Total United States		$3,900

SHORT-TERM INVESTMENTS—6.69% (Cost $505)
JPMorgan U.S. Government Money Market Fund, Capital Class	504,793	505

TOTAL INVESTMENTS —98.75% (Cost $6,695)		7,450
OTHER ASSETS, NET OF LIABILITIES—1.25%		94

TOTAL NET ASSETS—100.00%		$7,544

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	REIT - Real Estate Investment Trust.
D	PLC - Public Limited Company.
E	CVA - Dutch Certificate
F	GDR - Global Depositary Receipt.
G	Reg S - Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Futures Contracts Open on May 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets June Futures	Long	3	June, 2014	$294	$4
S&P 500 Mini E Index June Futures	Long	3	June, 2014	288	6

				$582	$10

See Accompanying Notes.

Top Ten Holdings (% Net Assets)

iShares MSCI ACWI Index Fund		4.8
Royal Dutch Shell PLC		1.6
Exxon Mobil Corp.		1.5
Microsoft Corp.		1.4
Johnson & Johnson		1.3
Suncor Energy, Inc.		1.2
Wells Fargo & Co.		1.1
Nestle S.A.		1.1
Chevron Corp.		1.1
Procter & Gamble Co.		1.0
Total Fund Holdings	241

Sector Allocation (% Equities)

Financials	15.4
Energy	12.2
Consumer Discretionary	12.0
Industrials	11.5
Information Technology	11.5
Health Care	8.8
Consumer Staples	8.6
Materials	7.9
Utilities	3.9
Telecommunication Services	3.1

Country Allocation (% Equities)

United States	56.2
United Kingdom	8.2
Japan	7.3
France	5.0
Switzerland	4.3
Canada	3.9
Germany	3.5
Australia	3.1
Netherlands	1.6
Sweden	1.3
Hong Kong	1.0
Spain	0.9
Italy	0.7
Denmark	0.6
Singapore	0.6
Belgium	0.4
Ireland	0.4
Luxembourg	0.3
Finland	0.3
Hong Kong/China	0.2
Portugal	0.1
Austria	0.1

American Beacon London Company Income Equity Fund

May 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—1.89%
FINANCIALS—0.87%
Diversified Financials—0.58%
Aegon N.V., 8.00%, Due 2/15/2042	23,582	$680
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	26,090	662

		1,342

Insurance—0.29%
Montpelier Re Holdings Ltd., 8.875%, Due 5/10/2016	24,820	677

Total Financials		2,019

Real Estate—1.02%
Vornado Realty Trust	103,000	2,367

Total Preferred Stock (Cost $4,081)		4,386

COMMON STOCK—93.6%
CONSUMER DISCRETIONARY—9.49%
Hotels, Restaurants & Leisure—2.89%
Carnival Corp.	168,220	6,734

Leisure Equipment & Products—3.93%
Hasbro, Inc.	170,027	9,130

Specialty Retail—2.67%
Lowe’s Cos., Inc.	131,833	6,207

Total Consumer Discretionary		22,071

CONSUMER STAPLES—13.37%
Beverages—1.90%
Coca-Cola Co.	107,970	4,417

Tobacco—11.47%
Altria Group, Inc.	195,080	8,108
Lorillard, Inc.	161,491	10,039
Philip Morris International, Inc.	43,839	3,882
Reynolds American, Inc.	78,212	4,664

		26,693

Total Consumer Staples		31,110

ENERGY—5.70%
Oil & Gas—5.70%
Chevron Corp.	45,086	5,536
ConocoPhillips	96,639	7,725

Total Energy		13,261

FINANCIALS—15.8%
Diversified Financials—10.60%
BlackRock, Inc., Class A	25,362	7,733
Federated Investors, Inc., Class B	256,210	7,243
Wells Fargo & Co.	190,056	9,651

		24,627

Insurance—2.78%
Cincinnati Financial Corp.	132,041	6,473

Real Estate—2.42%
Corrections Corp. of AmericaA	173,390	5,640

Total Financials		36,740

	Shares	Fair Value
		(000’s)
HEALTH CARE—10.15%
Pharmaceuticals—10.15%
Bristol-Myers Squibb Co.	121,685	$6,053
Eli Lilly & Co.	107,138	6,413
Johnson & Johnson	31,783	3,225
Pfizer, Inc.	267,643	7,930

Total Health Care		23,621

INDUSTRIALS—4.10%
Aerospace & Defense—4.10%
General Dynamics Corp.	80,745	9,538

INFORMATION TECHNOLOGY—15.30%
Communications Equipment—6.32%
Cisco Systems, Inc.	256,470	6,314
Corning, Inc.	393,370	8,379

		14,693

Computers & Peripherals—1.47%
International Business Machines Corp.	18,527	3,416

IT Consulting & Services—2.12%
Paychex, Inc.	119,921	4,930

Semiconductor Equipment & Products—2.99%
Intel Corp.	254,341	6,949

Software—2.40%
Microsoft Corp.	136,648	5,594

Total Information Technology		35,582

MATERIALS—9.47%
Chemicals—9.47%
Albemarle Corp.	129,135	8,935
NewMarket Corp.	19,621	7,682
The Mosaic Co.	108,230	5,410

Total Materials		22,027

TELECOMMUNICATION SERVICES—2.08%
Diversified Telecommunication Services—2.08%
Verizon Communications, Inc.	97,044	4,848

UTILITIES—8.14%
Electric—4.49%
Dominion Resources, Inc.	85,768	5,914
Duke Energy Corp.	63,661	4,525

		10,439

Gas—3.65%
Kinder Morgan Management LLC B C	117,839	8,493

Total Utilities		18,932

Total Common Stock (Cost $195,200)		220,097

SHORT-TERM INVESTMENTS—3.13% (Cost $7,292)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,292,180	7,292

TOTAL INVESTMENTS —98.62% (Cost $206,573)		229,408
OTHER ASSETS, NET OF LIABILITIES—1.38%		3,205

TOTAL NET ASSETS—100.00%		$232,613

Percentages are stated as a percent of net assets.

A	REIT—Real Estate Investment Trust.
B	LLC—Limited Liability Company.
C	Non-income producing security.

Futures Contracts Open on May 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	71	June, 2014	$6,821	$134

				$6,821	$134

See Accompanying Notes.

Top Ten Holdings (% Net Assets)

Lorillard, Inc.		4.3
Wells Fargo & Co.		4.1
General Dynamics Corp.		4.1
Hasbro, Inc.		3.9
Albemarle Corp.		3.8
Kinder Morgan Management LLC		3.7
Corning, Inc.		3.6
Altria Group, Inc.		3.5
Pfizer, Inc.		3.4
BlackRock, Inc.		3.3
Total Fund Holdings	37

Sector Allocation (% Equities)

Financials	18.5
Information Technology	16.0
Consumer Staples	14.0
Health Care	10.6
Consumer Discretionary	9.9
Materials	9.9
Utilities	8.5
Energy	6.0
Industrials	4.3
Telecommunication Services	2.2

American Beacon SiM High Yield Opportunities Fund

May 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—1.96%
FINANCIALS—0.98%
Real Estate—0.98%
Annaly Capital Management, Inc.A	359,000	$4,233
Omega Healthcare Investors, Inc.A	60,000	2,213

Total Financials		6,446

MANUFACTURING- 0.34%
Basic Materials—0.34%
CVR Partners LPB	117,600	2,260

MATERIALS- 0.64%
Chemicals—0.31%
Terra Nitrogen Co. LPB	14,650	2,035

Metals & Mining—0.33%
OCI Resources LPB	91,000	2,166

Total Common Stock (Cost $11,718)		12,907

PREFERRED STOCKS—2.39% (Cost $10,835)
TRANSPORTATION- 2.39%
Airlines—2.39%
Continental Airlines Finance Trust II, 6.00%, Due 11/15/2030CD	314,250	15,693

	Par AmountI
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS—1.37%
North Atlantic Trading Co. Inc. 1st Lien Term Loan, 1.00%, Due 12/30/2019	$3,292	3,325
North Atlantic Trading Co. Inc. 2nd Lien Term Loan, 1.00%, Due 6/30/2020	5,600	5,656

Total Domestic Bank Loan Obligations (Cost $8,755)		8,981

DOMESTIC CONVERTIBLE OBLIGATIONS—2.15%
Finance—1.15%
Annaly Capital Management, Inc., 5.00%, Due 5/15/2015	7,250	7,472

Telecommunications—1.00%
JDS Uniphase Corp., 0.625%, Due 8/15/2033 D	6,650	6,604

Total Domestic Convertible Obligations (Cost $13,929)		14,076

	Par AmountI	Fair Value
	(000’s)	(000’s)
DOMESTIC OBLIGATIONS—70.25%
Consumer—7.33%
Beverages & More, Inc., 10.00%, Due 11/15/2018D	$4,000	$4,100
Constellation Brands, Inc.,
6.00%, Due 5/1/2022	9,000	10,125
4.25%, Due 5/1/2023	4,000	3,990
Hawk Acquisitions Sub., Inc., 4.25%, Due 10/15/2020D	6,100	6,100
Minerva Luxembourg S.A., 7.75%, Due 1/31/2023D	10,600	11,183
Simmons Foods, Inc., 10.50%, Due 11/1/2017D	11,810	12,755

		48,253

Finance—2.00%
Fly Leasing Ltd., 6.75%, Due 12/15/2020	9,500	9,999
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024	3,000	3,126

		13,125

Manufacturing—20.09%
AAR Corp., 7.25%, Due 1/15/2022	4,850	5,287
Activision Blizzard, Inc., 5.625%, Due 9/15/2021D	7,950	8,566
ADS Tactical, Inc., 11.00%, Due 4/1/2018D	13,500	13,061
Alliant Techsystems, Inc., 5.25%, Due 10/1/2021D	13,413	13,982
B/E Aerospace, Inc., 5.25%, Due 4/1/2022	5,650	6,003
Crown Americas LLC / Crown Americas Capital Corp IV, 4.50%, Due 1/15/2023E	9,500	9,239
Ducommun, Inc., 9.75%, Due 7/15/2018	7,450	8,325
Interface Security Systems Holdings Inc / Interface Security Systems LLC, 9.25%, Due 1/15/2018D E	2,930	2,989
Kissner Milling Co., Ltd., 7.25%, Due 6/1/2019D	4,800	4,920
LSB Industries, Inc., 7.75%, Due 8/1/2019D	12,250	13,077
Sealed Air Corp., 6.50%, Due 12/1/2020D	11,756	13,108
Sensata Technologies BV, 4.875%, Due 10/15/2023D	11,250	11,166
Servicios Corporativos Javer SAPI de CV, 9.875%, Due 4/6/2021D	8,925	9,639
Southern Graphics, Inc., 8.375%, Due 10/15/2020D	12,000	12,795

		132,157

Service—27.63%
Ancestry.com, Inc., J
9.625%, Due 10/15/2018D	4,750	4,893
11.00%, Due 12/15/2020	7,000	8,207
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 6.00%, Due 10/15/2021F	6,000	6,330
Ceridian HCM Holding, Inc., 11.00%, Due 3/15/2021D	10,200	11,755
Churchill Downs, Inc., 5.375%, Due 12/15/2021D	5,950	6,099
DaVita, Inc., 5.75%, Due 8/15/2022	13,000	13,926
Getty Images, Inc., 7.00%, Due 10/15/2020D	8,000	7,380
HCA, Inc.,
3.75%, Due 3/15/2019	2,000	2,035
4.75%, Due 5/1/2023	10,000	10,000
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022D	6,150	6,250
Lansing Trade Group LLC / Lansing Finance Co. Inc, 9.25%, Due 2/15/2019D E	5,700	5,558
LifePoint Hospitals, Inc., 5.50%, Due 12/1/2021D	10,650	11,156
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020D	9,250	10,106
MGM Resorts International, 7.75%, Due 3/15/2022	11,000	12,912
Numericable Group S.A., 4.875%, Due 5/15/2019D	11,900	12,138
Station Casinos LLC, 7.50%, Due 3/1/2021E	9,250	10,036
Tenet Healthcare Corp., 4.50%, Due 4/1/2021	13,875	13,771
Univision Communications, Inc., 6.75%, Due 9/15/2022D	11,800	12,921
Vantage Oncology LLC / Vantage Oncology Finance Co., 9.50%, Due 6/15/2017D E	5,700	5,786
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, Due 3/15/2022E	10,000	10,450

		181,709

Telecommunications—6.10%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021	13,750	13,509
Nokia Corp., 5.375%, Due 5/15/2019	12,000	12,870
Virgin Media Finance PLC, 6.375%, Due 4/15/2023D G	13,000	13,715

		40,094

Transportation—3.62%
Titan Machinery, Inc., 3.75%, Due 5/1/2019	3,250	2,846
United Continental Holdings, Inc.,
6.375%, Due 6/1/2018	3,100	3,340
6.00%, Due 12/1/2020	1,300	1,355
US Airways Group, Inc., 6.125%, Due 6/1/2018	10,600	11,130
VRG Linhas Aereas S.A., 10.75%, Due 2/12/2023D	5,000	5,175

		23,846

		Par AmountI	Fair Value
		(000’s)	(000’s)
Utilities—3.48%
Calpine Corp., 7.875%, Due 1/15/2023D		$9,857	$11,064
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031, 9.125%, Due 5/1/2031E		11,600	11,832

			22,896

Total Domestic Obligations (Cost $452,924)			462,080

FOREIGN CONVERTIBLE OBLIGATIONS—1.16%
Consumer—0.77%
Marine Harvest ASA, 2.375%, Due 5/8/2018H	EUR	2,000	3,189
Pescanova S.A.,
5.125%, Due 4/20/2017C	EUR	7,450	1,015
8.75%, Due 2/17/2019C	EUR	6,600	900

			5,104

Service—0.39%
Rexlot Holdings Ltd., 6.00%, Due 9/28/2016	HKD	13,800	2,541

Total Foreign Convertible Obligations (Cost $14,989)			7,645

FOREIGN OBLIGATIONS—14.81%
Consumer – 0.89%
Marine Harvest ASA, 5.19%, Due 3/12/2018	NOR	39,000	6,687

Finance—3.17%
Emma Delta Finance,
8.50%, Due 10/15/2017D	EUR	4,000	5,725
12.00%, Due 10/15/2017D	EUR	4,000	6,619
MPT Operating Partnership LP/MPT Finance Corp., 5.75%, Due 10/1/2020F	EUR	5,850	8,533

			20,877

Service—5.48%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018D	EUR	7,650	10,898
Europcar Groupe S.A., 11.50%, Due 5/15/2017D	EUR	6,000	9,430
Gala Electric Casinos, 11.50%, Due 6/1/2019D	GBP	3,800	6,962
Intralot Finance Luxemburg, 9.75%, Due 8/15/2018D	EUR	5,650	8,780

			36,070

Sovereign—2.89%
Greece, Hellenic Republic, 2.00%, Due 2/24/2023H	EUR	5,000	5,492
Mexican Bonos Desarr, 5.00%, Due 6/15/2017	MXN	170,000	13,510

			19,002

Transportation—2.38%
CMA CGM S.A., 8.875%, Due 4/15/2019D	EUR	5,350	7,840
Moto Finance PLC, 10.25%, Due 3/15/2017D G	GBP	4,350	7,820
			15,660

Total Foreign Obligations (Cost $88,973)			98,296

U.S. AGENCY OBLIGATIONS—1.65%
Federal National Mortgage Association,
1.375%, Due 11/15/2016		$1,000	$1,019
1.25%, Due 1/30/2017		7,750	7,866
0.875%, Due 12/20/2017		2,000	1,985

Total U.S. Agency Obligations (Cost $10,821)			10,870

U.S. Treasury Obligations—0.22% (Cost $1,452)
U.S. Treasury, 0.875%, Due 2/28/2017		1,450	1,457

	Shares
SHORT-TERM INVESTMENTS—1.53% (Cost $10,067)
Short-Term Investments—1.53%
JPMorgan U.S. Government Money Market Fund, Capital Class	10,067,203	$10,067

TOTAL INVESTMENTS —97.48% (Cost $624,462)		642,072
OTHER ASSETS, NET OF LIABILITIES—2.52%		16,552

TOTAL NET ASSETS—100.00%		$657,766

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Master Limited Partnership
C	In Default
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $347,808 or 52.88% of net assets. The Fund has no right to demand registration of these securities.
E	LLC - Limited Liability Company.
F	LP - Limited Partnership.
G	PLC - Public Limited Company.
H	The coupon rate shown on step up/down, floating or variable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
I	In U.S. Dollars unless otherwise noted.
J	Payment in Kind.

Futures Contracts Open on May 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex June Futures	Short	147	June, 2014	$15,400	$117
Euro Currency Globex June Futures	Short	406	June, 2014	69,193	1,162

				$84,593	$1,279

OTC swap agreements outstanding on May 31, 2014:

Credit Default Swaps on Corporate Issues –Buy Protection (1) (000’s):

Reference Entity	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 05/31/2014(2)	Notional Amount (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Delta Airline	GLM	5.000%	12/20/2016	1.2835%	$1,000	$(110)	$200	$90
Delta Airline	GLM	5.000%	3/20/2017	1.3589%	1,000	(66)	162	96
Delta Airline	GLM	5.000%	3/20/2017	1.3589%	1,000	(78)	174	96
Delta Airline	JPM	5.000%	6/20/2017	1.4246%	2,000	(143)	348	205
Delta Airline	FBF	5.000%	6/20/2017	1.4246%	2,000	(149)	354	205
Delta Airline	GLM	5.000%	6/20/2017	1.4246%	1,000	(83)	186	103
Delta Airline	JPM	5.000%	9/20/2017	1.5568%	2,000	(156)	368	212
Delta Airline	FBF	5.000%	12/20/2017	1.6680%	2,000	(108)	328	220

						$(893)	$2,120	$1,227

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:

GLM	Goldman Sachs Bank USA

JPM	JP Morgan Chase Bank, N.A.

FBF	Credit Suisse Bank

Currency Abbreviations:

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOR	Norwegian Krone

MXN	Mexican Peso

Exchange Abbreviations:

OTC	Over-the-Counter

Globex	Chicago Mercantile Exchange

See Accompanying Notes.

American Beacon Flexible Bond Fund

May 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—0.53%
FINANCE—0.53%
Banks—0.53%
HSBC USA, Inc.,
3.50%, Due 12/31/2049	10,000	$221
4.00%, Due 12/31/2049A	7,850	181
Lloyds Banking Group PLC,
6.413%, Due 1/29/2049B C D	370,000	401
6.657%, Due 12/31/2049B C D	460,000	505
US Bancorp, 3.50%, Due 12/31/2049A	10,000	217

Total Finance		1525

Total Preferred Stock (Cost $1,398)		1,525

	Par AmountN
	(000’s)
DOMESTIC CONVERTIBLE OBLIGATIONS—1.00%
Energy—0.09%
Seadrill Ltd., 3.375%, Due 10/27/2017	$100	145
Subsea 7 S.A., 3.50%, Due 10/13/2014	100	127

		272

Finance—0.19%
BES Finance Ltd., 3.50%, Due 12/6/2015	200	216
DDR Corp., 1.75%, Due 11/15/2040	135	160
WellPoint, Inc., 2.75%, Due 10/15/2042	90	140

		516

Manufacturing—0.53%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	74	93
Ford Motor Co., 4.25%, Due 11/15/2016	40	77
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014	100	109
Intel Corp., 3.25%, Due 8/1/2039	200	286
Novellus Systems, Inc., 2.625%, Due 5/15/2041	16	30
SanDisk Corp., 0.50%, Due 10/15/2020D	174	212
Siemens AG, 1.05%, Due 8/16/2017	500	565
Workday, Inc., 0.75%, Due 7/15/2018D	113	136

		1,508

Service—0.19%
CP Foods Holdings Ltd., 0.50%, Due 1/15/2019	200	206
Hologic, Inc., 2.00%, Due 12/15/2037A	46	57
Liberty Interactive LLC, 1.00%, Due 9/30/2043D E	108	111
priceline.com, Inc., 1.00%, Due 3/15/2018	114	171

		545

Transportation—0.00%
Ship Finance International Ltd., 3.25%, Due 2/1/2018	8	9

Total Domestic Convertible Obligations (Cost $2,577)		2,850

	Par AmountN	Fair Value
	(000’s)	(000’s)
DOMESTIC OBLIGATIONS—28.16%
Consumer—0.58%
BAT International Finance PLC, 1.125%, Due 3/29/2016B	$300	$302
BRF—Brasil Foods S.A., 5.875%, Due 6/6/2022D	200	216
Constellation Brands, Inc., 3.75%, Due 5/1/2021	240	239
Grupo Famsa SAB de CV, 7.25%, Due 6/1/2020D	140	142
Hawk Acquisition Sub. Inc.,
1.00%, Due 6/5/2020F	199	200
4.25%, Due 10/15/2020D	135	135
Land O’Lakes Capital Trust I, 7.45%, Due 3/15/2028D	100	100
Marfrig Holding Europe BV, 9.875%, Due 7/24/2017	200	221
Reynolds Group Issuer Inc., 7.875%, Due 8/15/2019	100	109

		1,664

Electric—0.07%
State Grid Overseas Investment 2014 Ltd., 4.125%, Due 5/7/2024	200	207

Energy—0.87%
Chesapeake Energy Corp., 3.479%, Due 4/15/2019A	100	102
Continental Resources, Inc., 4.50%, Due 4/15/2023	300	320
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018E	200	214
Plains Exploration & Production Co.,
6.50%, Due 11/15/2020	80	89
6.875%, Due 2/15/2023	135	153
Reliance Holding USA, Inc., 4.50%, Due 10/19/2020	250	262
Sabine Pass Liquefaction LLC, 5.75%, Due 5/15/2024D E	800	822
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, Due 5/17/2017	200	206
3.90%, Due 5/17/2022	200	203
Trinidad Drilling Ltd., 7.875%, Due 1/15/2019D	100	107

		2,478

Finance—17.75%
2013-2 Aviation Loan Trust, 2.343%, Due 12/15/2022D G	91	85
ABN AMRO Bank N.V., 1.028%, Due 10/28/2016D	1,400	1,411
AGFC Capital Trust I Limited, 6.00%, Due 1/15/2067A D	300	254
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017	300	312
Ally Financial, Inc.,
6.75%, Due 12/1/2014	100	103
4.625%, Due 6/26/2015	1,100	1,140
3.50%, Due 7/18/2016	200	206
American International Group, Inc.,
8.25%, Due 8/15/2018A	35	44
8.175%, Due 5/15/2068	100	135
ANZ New Zealand Int’l Ltd., 0.748%, Due 4/27/2017A D	430	431
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, Due 2/6/2019D E H	325	328
Banco do Brasil S.A., Cayman, 4.50%, Due 1/22/2015D	250	254
Banco Santander Brasil S.A., 4.25%, Due 1/14/2016D	400	415
Banco Santander Chile S.A., 1.126%, Due 4/11/2017A D	880	880
Bank of America Corp.,
5.75%, Due 12/1/2017	60	68
5.65%, Due 5/1/2018	700	796
1.103%, Due 4/1/2019A	1,115	1,120
7.625%, Due 6/1/2019	100	124
Bank of America NA, 5.30%, Due 3/15/2017	250	276
Banque Federative du Credit Mutuel S.A.,
1.70%, Due 1/20/2017D	700	706
2.50%, Due 10/29/2018D	350	355
Barclays Bank PLC,
5.20%, Due 7/10/2014B	450	452
0.775%, Due 12/9/2016A B	1,900	1,904
3.75%, Due 5/15/2024B	800	809
Bear Stearns Cos. LLC, 0.617%, Due 11/21/2016A E	800	799
Carrington Holding Co. LLC, 1.00%, Due 1/15/2026 E P	167	66
CB Richard Ellis Services, Inc., 6.625%, Due 10/15/2020	100	106
China Overseas Land & Investment Ltd.,
4.875%, Due 2/15/2017	200	212
6.375%, Due 10/29/2043	200	193
CIT Group, Inc.,
4.75%, Due 2/15/2015D	100	102
5.00%, Due 5/15/2017	100	107

	Par AmountN	Fair Value
	(000’s)	(000’s)
Citigroup, Inc.,
6.375%, Due 8/12/2014	$102	$103
1.25%, Due 1/15/2016	100	101
0.775%, Due 3/10/2017A	1,845	1,844
6.125%, Due 5/15/2018	760	879
Commonwealth Bank of Australia, 0.735%, Due 9/20/2016A D	590	593
Country Garden Holdings Co. Ltd, 10.50%, Due 8/11/2015	100	107
Credit Agricole S.A., 1.026%, Due 4/15/2019A D	900	901
DBS Bank Ltd., 0.836%, Due 7/15/2021A D	945	915
Deutsche Bank AG,
0.698%, Due 5/30/2017A	500	500
3.70%, Due 5/30/2024	500	503
Development Bank of Kaza, 5.50%, Due 12/20/2015	200	209
Digital Realty Trust LP,
5.875%, Due 2/1/2020	140	155
3.625%, Due 10/1/2022	235	223
Dresdner Bank AG, 7.25%, Due 9/15/2015	180	192
Dresdner Funding Trust I, 8.151%, Due 6/30/2031D	430	513
EPR Properties, 5.75%, Due 8/15/2022	225	244
Evergrande Real Estate Group Ltd., 13.00%, Due 1/27/2015	100	104
Fifth Third Bancorp, 0.655%, Due 12/20/2016A	435	432
Franshion Brilliant Ltd., 5.375%, Due 10/17/2018	200	202
Goldman Sachs Capital II, 4.00%, Due 12/31/2049A	625	503
Goldman Sachs Group, Inc.,
1.324%, Due 11/15/2018A	1,645	1,664
7.50%, Due 2/15/2019	332	406
Greentown China Holdings Ltd., 8.00%, Due 3/24/2019	200	192
HBOS PLC, 0.935%, Due 9/6/2017A B	995	981
ING Bank N.V., 1.375%, Due 3/7/2016D	1,000	1,010
ING Groep N.V., 0.927%, Due 11/21/2016A	600	592
International Lease Finance Corp.,
6.50%, Due 9/1/2014D	200	203
4.875%, Due 4/1/2015	300	308
6.75%, Due 9/1/2016D	600	663
Jones Lang LaSalle, Inc., 4.40%, Due 11/15/2022	30	30
JPMorgan Chase & Co.,
0.94%, Due 3/31/2016A	2,000	1,994
4.40%, Due 7/22/2020	10	11
JPMorgan Chase Bank NA,
0.649%, Due 6/2/2017A G	900	900
6.00%, Due 10/1/2017	300	342
Lloyds Bank PLC,
6.375%, Due 1/21/2021B	500	607
0.625%, Due 6/29/2049A B	110	75
0.415%, Due 11/29/2049A B	350	238
Macquarie Bank Ltd.,
5.00%, Due 2/22/2017	500	548
1.024%, Due 3/24/2017A D	500	502
Macquarie Group Ltd., 1.225%, Due 1/31/2017A D	1,070	1,071
Morgan Stanley,
1.477%, Due 2/25/2016A	1,235	1,252
1.75%, Due 2/25/2016	250	254
0.678%, Due 10/18/2016A	600	599
1.509%, Due 4/25/2018A	1,710	1,744
7.30%, Due 5/13/2019	300	367
3.875%, Due 4/29/2024	500	506
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, Due 5/1/2021H	200	218
NASDAQ OMX Group, Inc.,
5.55%, Due 1/15/2020	140	156
4.25%, Due 6/1/2024	100	100
Nationwide Building Society, 4.65%, Due 2/25/2015D	500	515
Navient Corp.,
5.00%, Due 4/15/2015	600	618
3.875%, Due 9/10/2015	100	103
6.25%, Due 1/25/2016	500	535
6.00%, Due 1/25/2017	200	218

	Par AmountN	Fair Value
	(000’s)	(000’s)
Nomura Holdings, Inc., 2.00%, Due 9/13/2016	$300	$305
Royal Bank of Canada, 1.20%, Due 9/19/2018	160	160
Royal Bank of Scotland Group PLC,
2.55%, Due 9/18/2015B	850	868
1.173%, Due 3/31/2017A B	910	912
7.648%, Due 12/31/2049B	170	197
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022 A B	300	353
Santander US Debt S.A. Unipersonal, 3.724%, Due 1/20/2015D	700	712
Shimao Property Holdings Ltd., 9.65%, Due 8/3/2017	200	211
Shinhan Bank, 0.880%, Due 4/8/2017A D	1,430	1,434
Springleaf Finance Corp., 5.75%, Due 9/15/2016	100	106
Standard Bank PLC, 8.125%, Due 12/2/2019B	300	352
Standard Chartered PLC,
5.50%, Due 11/18/2014B D	300	307
3.85%, Due 4/27/2015B D	576	592
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022	200	209
Temasek Financial I Ltd., 3.375%, Due 7/23/2042	250	217
U.S. Dept of Transportation Asset Backed, 6.001%, Due 12/7/2021A D G	300	332
UBS AG, 5.875%, Due 12/20/2017	175	201
Wachovia Capital Trust III, 5.570%, Due 3/29/2049A	420	410

		50,816

Manufacturing—2.16%
ArcelorMittal,
9.50%, Due 2/15/2015	190	200
4.25%, Due 8/5/2015	210	216
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018D	100	93
CSSC Capital Ltd., 2.75%, Due 12/12/2016	200	201
D.R. Horton, Inc., 3.75%, Due 3/1/2019	120	120
Fidelity National Information Services, Inc.,
5.00%, Due 3/15/2022	150	158
3.50%, Due 4/15/2023	125	123
Ford Motor Credit Co. LLC,
2.75%, Due 5/15/2015E	200	204
1.006%, Due 1/17/2017A E	1,860	1,870
General Motors Co., 3.50%, Due 10/2/2018D	555	569
General Motors Financial Co. Inc., 2.75%, Due 5/15/2016	400	407
Glencore Funding, LLC, 1.387%, Due 5/27/2016A E	500	503
Heathrow Funding Ltd., 2.50%, Due 6/25/2017D	200	204
Lear Corp., 4.75%, Due 1/15/2023	205	204
Metalsa S.A. de CV, 4.90%, Due 4/24/2023D	150	146
Montell Finance Co., 8.10%, Due 3/15/2027D	150	202
Nitrogenmuvek Vegyipari Zrt, 7.875%, Due 5/21/2020D	200	202
Oracle Corp., 3.625%, Due 7/15/2023	200	207
Tech Data Corp., 3.75%, Due 9/21/2017	100	105
Toll Brothers Finance Corp., 4.00%, Due 12/31/2018	150	155
Vale S.A., 5.625%, Due 9/11/2042	100	98

		6,187

Service—2.90%
ADT Corp.,
2.25%, Due 7/15/2017	415	411
6.25%, Due 10/15/2021	320	337
Best Buy Co. Inc, 5.00%, Due 8/1/2018	120	125
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc, 5.20%, Due 3/15/2020E	235	267
DISH DBS Corp.,
7.75%, Due 5/31/2015	1,200	1,275
7.125%, Due 2/1/2016	100	109
Forest Laboratories, Inc., 4.375%, Due 2/1/2019D	240	260
FTI Consulting, Inc., 6.75%, Due 10/1/2020	190	203
Grifols Worldwide Operations USA, Inc., 1.00%, Due 2/27/2021A F	400	399
HCA, Inc.,
6.50%, Due 2/15/2016	100	108
3.75%, Due 3/15/2019	115	117
6.50%, Due 2/15/2020	960	1,091

	Par AmountN	Fair Value
	(000’s)	(000’s)
HealthSouth Corp., 7.25%, Due 10/1/2018	$1,193	$1,254
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023H	200	199
IAC/InterActiveCorp, 4.875%, Due 11/30/2018	365	382
International Game Technology, Inc., 5.35%, Due 10/15/2023	105	114
MGM Resorts International,
6.625%, Due 7/15/2015	1,200	1,267
7.50%, Due 6/1/2016	100	111
Stonemor Partners LP, 7.875%, Due 6/1/2021D H	50	52
Total System Services, Inc., 3.75%, Due 6/1/2023	100	98
Wyndham Worldwide Corp.,
2.50%, Due 3/1/2018	100	101
4.25%, Due 3/1/2022	50	51

		8,331

Sovereign—2.36%
Belgium, African Export Import Bank, 5.75%, Due 7/27/2016	347	369
Cayman Island, RAK Capital, 3.297%, Due 10/21/2018	200	207
France, Dexia Credit Local S.A.,
1.25%, Due 10/18/2016D	950	958
2.25%, Due 1/30/2019D	600	608
Hungary, Magyar Export Import Bank, 5.50%, Due 2/12/2018	240	256
Namibia, Republic of Namibia, 5.50%, Due 11/3/2021	200	218
Norway, Eksportfinans ASA,
3.00%, Due 11/17/2014	50	50
2.375%, Due 5/25/2016	100	100
5.50%, Due 5/25/2016	100	106
Norway, KommunalBanken AS, 1.375%, Due 6/8/2017	200	202
Petrobras Global Finance BV, 2.593%, Due 3/17/2017A	1,695	1,718
Slovenia Government Bond,
4.75%, Due 5/10/2018	1,100	1,180
4.125%, Due 2/18/2019	200	209
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022	200	228
South Korea, Korea Housing Finance Corp., 1.625%, Due 9/15/2018	350	342

		6,751

Telecommunications—0.82%
British Telecommunications PLC, 1.25%, Due 2/14/2017B	500	501
CommScope, Inc., 8.25%, Due 1/15/2019D	100	109
Verizon Communications, Inc.,
1.763%, Due 9/15/2016A	300	308
2.50%, Due 9/15/2016	200	207
1.984%, Due 9/14/2018A	200	211
3.65%, Due 9/14/2018	300	322
1.003%, Due 6/17/2019A	340	344
4.50%, Due 9/15/2020	200	221
5.15%, Due 9/15/2023	103	116

		2,339

Transportation—0.25%
Continental Airlines Pass Through Certificates, 4.00%, Due 4/29/2026	97	99
Kansas City Southern de Mexico SA de CV, 2.35%, Due 5/15/2020	240	231
US Airways Pass Through Trust, 3.95%, Due 5/15/2027	400	401

		731

Utilities—0.38%
Electricite de France S.A., 1.15%, Due 1/20/2017D	500	502
Meiya Power Co. Ltd., 4.00%, Due 8/19/2018	200	201
SP PowerAssets Ltd., 2.70%, Due 9/14/2022	200	193
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020	200	202

		1,098

Total Domestic Obligations (Cost $79,633)		80,602

		Par AmountN	Fair Value
		(000’s)	(000’s)
FOREIGN CONVERTIBLE OBLIGATIONS—1.14%
Energy—0.15%
Eni S.p.A., 0.25%, Due 11/30/2015	EUR	$300	$421

Finance—0.24%
Derwent Cap Jersey Ltd., 2.75%, Due 7/15/2016	GBP	100	211
Great Portland Estates PLC, 1.00%, Due 9/10/2018B	GBP	100	180
Immofinanz AG, 4.25%, Due 3/8/2018	EUR	1,711	110
Standard Chartered Bank ELN, 0.01%, Due 5/6/2015G J	KRW	221,840	227

			728

Manufacturing—0.60%
Aabar Investments PJSC, 4.00%, Due 5/27/2016	EUR	200	341
Balfour Beatty PLC, 1.875%, Due 12/3/2018B	GBP	100	166
Camfin SpA, 5.625%, Due 10/26/2017	EUR	100	173
Faurecia, 3.25%, Due 1/1/2018K	EUR	605	271
Ingenico, 2.75%, Due 1/1/2017	EUR	90	83
Volkswagen International Finance NV, 5.50%, Due 11/9/2015	EUR	400	648
Yaskawa Electric Corp., 0.01%, Due 3/16/2017	JPY	5,000	61

			1,743

Service—0.06%
China Water Affairs Group, 2.50%, Due 4/15/2015	HKD	100	15
OHL Investments S.A., 4.00%, Due 4/25/2018	EUR	100	145

			160

Transportation—0.08%
Air France KLM Company, 2.03%, Due 2/15/2023	EUR	149	27
International Consolidated Airlines Group S.A., 1.75%, Due 5/31/2018	EUR	100	181

			208

Total Foreign Convertible Obligations (Cost $2,971)			3,260

FOREIGN OBLIGATIONS—31.83%
Consumer—0.55%
Carlsberg Breweries A/S, 7.25%, Due 11/28/2016	GBP	400	756
Heineken N.V., 7.25%, Due 3/10/2015	GBP	250	438
Imperial Tobacco Group PLC, 8.375%, Due 2/17/2016B	EUR	250	385

			1,579

Finance—1.94%
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	141
ARLO XIV Ltd., 0.01%, Due 12/24/2019G	JPY	0	—
Bank of America Corp., 3.929%, Due 10/21/2025A G	MXN	3,000	259
Barclays Bank PLC,
4.75%, Due 3/29/2049A B	EUR	180	245
6.00%, Due 6/29/2049A B	GBP	160	273
4.875%, Due 12/31/2049A B	EUR	380	511
Henderson UK Finance PLC, 7.25%, Due 3/24/2016B	GBP	100	177
JP Morgan Chase Bank NA, 1.015%, Due 5/31/2017I	EUR	1,150	1,560
Lloyds Bank PLC, 10.375%, Due 2/12/2024A B	EUR	150	267
Lloyds Banking Group PLC, 4.853%, Due 10/1/2014 A B I	AUS	100	94
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	389
RBS Capital Trust D, 5.646%, Due 6/29/2049A	GBP	60	95
Realkredit Danmark, 2.00%, Due 4/1/2016	DKK	500	94
Royal Bank of Scotland Group PLC, 5.50%, Due 11/29/2049 A B	EUR	375	491
Royal Bank of Scotland PLC,
6.934%, Due 4/9/2018A B	EUR	100	158
1.894%, Due 6/14/2022A B	EUR	100	102
6.00%, Due 6/29/2049A B	GBP	40	65
Santander International, 3.16%, Due 12/1/2015	GBP	200	342
Societe Generale NA, Inc., 4.173%, Due 10/20/2014 AI	AUS	250	233

			5,496

		Par AmountN	Fair Value
		(000’s)	(000’s)
Service—1.42%
Gala Group Finance PLC, 8.875%, Due 9/1/2018B	GBP	$150	$267
Next PLC, 5.875%, Due 10/12/2016B	GBP	450	828
Reed Elsevier N.V., 5.625%, Due 10/20/2016	GBP	550	1,005
Tesco Property Finance 2 PLC, 6.052%, Due 10/13/2039B	GBP	47	90
Tesco Property Finance 3 PLC, 5.744%, Due 4/13/2040B	GBP	173	315
Tesco Property Finance 4 PLC, 5.801%, Due 10/13/2040B	GBP	297	543
Tesco Property Finance 5 PLC, 5.661%, Due 10/13/2041B	GBP	199	357
Tesco Property Finance 6 PLC, 5.411%, Due 7/13/2044B	GBP	100	174
WPP PLC, 6.00%, Due 4/4/2017B	GBP	250	465

			4,044

Sovereign—27.79%
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024	AUS	2,685	2,832
Austria, Hypo Alpe Adria International AG, 2.375%, Due 12/13/2022	EUR	100	140
Belgium, Asian Development Bank, 2.00%, Due 8/29/2017	NOR	400	67
Belgium, European Investment Bank, 6.00%, Due 12/7/2028	GBP	150	325
Belgium, Nordic Investment Bank, 2.125%, Due 8/9/2017	NOR	400	67
Brazil, Nota Do Tesouro Nacional,
0.01%, Due 1/1/2017K	BRL	8,000	2,676
10.00%, Due 1/1/2017K	BRL	2,500	1,119
10.00%, Due 1/1/2021K	BRL	5,790	2,471
6.00%, Due 8/15/2022K	BRL	1,800	2,007
10.00%, Due 1/1/2023K	BRL	11,485	4,815
Chile, Republic of Chile,
3.00%, Due 1/1/2017	CLP	227,395	436
3.00%, Due 7/1/2017	CLP	191,490	369
Finland Government Bond, 1.50%, Due 4/15/2023D	EUR	250	343
Hungary Government Bond, 5.50%, Due 2/12/2016	HUF	795,000	3,753
Indonesia Government Bond,
4.048%, Due 9/30/2021	MYR	2,195	688
8.375%, Due 3/15/2024	IDR	9,800,000	857
9.00%, Due 3/15/2029	IDR	16,800,000	1,494
8.75%, Due 2/15/2044	IDR	14,500,000	1,231
Irish Treasury Bond,
4.50%, Due 10/18/2018	EUR	170	267
3.40%, Due 3/18/2024	EUR	450	654
5.40%, Due 3/13/2025	EUR	350	591
Italy, Buoni Poliennali Del Tesoro,
2.55%, Due 10/22/2016	EUR	600	848
2.25%, Due 4/22/2017	EUR	100	141
4.75%, Due 5/1/2017	EUR	870	1,309
2.15%, Due 11/12/2017	EUR	500	705
5.00%, Due 8/1/2039	EUR	2,395	3,814
LCR Finance PLC, 4.50%, Due 12/7/2028B	GBP	200	379
Malaysia Government Bond, 3.48%, Due 3/15/2023	MYR	4,080	1,219
Mexican Bonos Desarr,
8.50%, Due 5/31/2029K	MXN	51,000	4,797
8.50%, Due 11/18/2038K	MXN	48,000	4,480
7.75%, Due 11/13/2042K	MXN	57,920	5,016
Mexican Cetes Bills,
0.000%, Due 6/12/2014	MXN	3,320	26
0.000%, Due 8/21/2014	MXN	8,680	67
Mexico, United Mexican States, 2.375%, Due 4/9/2021	EUR	100	137
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	3,170	2,993
Poland Government Bond,
2.50%, Due 7/25/2018	PLN	1,400	450
5.25%, Due 10/25/2020	PLN	5,785	2,106
4.00%, Due 10/25/2023	PLN	5,825	1,969
Portugal, Obrigacoes do Tesouro,
4.375%, Due 6/16/2014	EUR	100	136
4.75%, Due 6/14/2019	EUR	500	751
3.85%, Due 4/15/2021	EUR	105	150
4.95%, Due 10/25/2023	EUR	1,885	2,854
Slovenia Government Bond, 4.70%, Due 11/1/2016D	EUR	800	1,182
South Africa Government Bond,
8.00%, Due 12/21/2018	ZAR	10,000	961

		Par AmountN	Fair Value
		(000’s)	(000’s)
6.75%, Due 3/31/2021	ZAR	$9,745	$863
6.50%, Due 2/28/2041	ZAR	35,310	2,441
South Korea Treasury Bond,
5.75%, Due 9/10/2018	KRW	3,105,000	3,375
3.375%, Due 9/10/2023	KRW	1,084,700	1,068
Spain, Bonos Y Obligaciones del Estado,
2.10%, Due 4/30/2017	EUR	687	965
4.50%, Due 1/31/2018	EUR	2,300	3,502
5.40%, Due 1/31/2023D	EUR	110	181
Turkey Government Bond, 6.50%, Due 1/7/2015	TRY	2,815	1,330
UK Treasury Bond,
2.25%, Due 9/7/2023	GBP	370	603
3.25%, Due 1/22/2044	GBP	933	1,521

			79,541

Telecommunications—0.10%
Altice Financing S.A., 8.00%, Due 12/15/2019	EUR	200	299

Transportation—0.05%
AG Spring Finance II Ltd., 9.50%, Due 6/1/2019	EUR	100	132

Total Foreign Obligations (Cost $88,071)			91,091

ASSET-BACKED OBLIGATIONS—4.40%
Apidos CDO, 0.488%, Due 7/27/2017, 2005 1X A1		$8	8
Argent Securities Trust, 0.42%, Due 5/25/2036, 2006 W4 A2D		2,169	809
Carrington Mortgage Loan Trust, 0.41%, Due 2/25/2037, 2007 FRE1 AC3A		500	352
Chase Funding Trust, 5.323%, Due 2/26/2035, 2004-2 1A4		221	224
Citibank Omni Master Trust, 4.90%, Due 11/15/2018, 2009 A17D		900	918
Citigroup Mortgage Loan Trust, Inc.,
0.52%, Due 1/25/2036, 2006 WFH1 M2		100	89
0.23%, Due 1/25/2037, 2007 AMC2 A3A		201	125
Countrywide Asset-Backed Certificates Trust,
0.33%, Due 6/25/2036, 2006 3 2A2		42	40
0.31%, Due 3/25/2037, 2006 18 2A2		425	370
0.29%, Due 7/25/2037, 2007 1 2A3A		2,800	2,104
Fremont Home Loan Trust, 0.32%, Due 2/25/2036, 2006 2 2A3A		373	319
GSAMP Trust, 0.27%, Due 12/25/2036, 2007 FM1 A2B		1,722	932
Kingsland I Ltd., CDO,
0.483%, Due 6/13/2019, 2005 1A A1AD		19	19
0.633%, Due 6/13/2019, 2005 1A A2A D		400	400
Madison Park Funding Ltd., CLO, 0.454%, Due 3/22/2021, 2007 4A A1AA D		1,499	1,483
Morgan Stanley ABS Capital I Inc. Trust,
0.20%, Due 7/25/2036, 2006 A2FPA		84	39
0.30%, Due 11/25/2036, 2007 HE1 A2CA		566	371
Nomura Home Equity Loan Inc Home Equity Loan Trust, 0.48%, Due 10/25/2036, 2006 AF1 A4		1,188	484
Oakwood Mortgage Investors, Inc., 6.61%, Due 6/15/2031, 2001 C A3		326	187
Residential Asset Securities Corp.Trust,
0.73%, Due 7/25/2033, 2003 KS5 AIIBA		8	7
0.55%, Due 12/25/2035, 2005 KS11 M1A		900	809
0.59%, Due 1/25/2036, 2005 KS12 M1A		175	155
Structured Asset Investment Loan Trust,
0.31%, Due 5/25/2036, 2006 BNC2 A5		1,040	750
0.30%, Due 9/25/2036, 2006 BNC3 A3		637	490
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 0.32%, Due 12/25/2036, 2006 BC5 A4A		1,348	1,107

Total Asset-Backed Obligations (Cost $12,154)			12,591

COLLATERALIZED MORTGAGE OBLIGATIONS—8.10%
Adjustable Rate Mortgage Trust, 2.945%, Due 9/25/2035, 2005 5 2A1		88	80
American Home Mortgage Investment Trust,

	Par AmountN	Fair Value
	(000’s)	(000’s)
2.173%, Due 10/25/2034, 2004 3 5AA	65	65
1.823%, Due 9/25/2045, 2005 2 4A1A	$8	$8
Banc of America Alternative Loan Trust, 0.55%, Due 5/25/2035, 2005 4 CB6A	67	51
Banc of America Funding Trust, 0.359%, Due 4/20/2047, 2007 B A1	728	550
Banc of America Mortgage Securities, Inc., 3.376%, Due 7/20/2032, 2002 G1A3A	22	22
Bank of America Funding Corp., 5.774%, Due 5/25/2037, 2007 4 TA1B	1,359	1,148
Bear Stearns Adjustable Rate Mortgage Trust,
2.745%, Due 11/25/2030, 2000 2 A1	39	40
2.584%, Due 8/25/2033, 2003 5 2A1A	103	106
2.822%, Due 8/25/2033, 2003 5 1A1A	55	55
2.625%, Due 4/25/2034, 2004 1 22A1A	52	52
3.430%, Due 11/25/2034, 2004 9 22A1A	27	27
2.41%, Due 10/25/2035, 2005 9 A1A	62	61
Bear Stearns Alt-A Trust,
2.614%, Due 9/25/2034, 2004 9 2A1A	189	172
2.638%, Due 11/25/2036, 2006 6 32A1	130	91
5.393%, Due 12/25/2046, 2006 7 23A1	1,249	961
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	198
2.582%, Due 2/25/2037, 2007 A1 7A1	336	340
2.624%, Due 2/25/2037, 2007 A1 1A5	49	49
2.656%, Due 3/25/2037, 2007 A1 12M3A	306	256
CHL Mortgage Pass-Through Trust, 5.75%, Due 5/25/2037, 2007 5 A51	93	90
Citigroup Mortgage Loan Trust, Inc.,
2.606%, Due 8/25/2035, 2005 3 2A2A	53	53
1.93%, Due 9/25/2035, 2005 6 A3A	43	43
Countrywide Alternative Loan Trust,
0.60%, Due 8/25/2033, 2003 15T2 A2A	3	3
5.50%, Due 10/25/2033, 2003 20CB 1A4	179	188
6.00%, Due 10/25/2033, 2003 J2 A1	25	27
0.43%, Due 2/25/2037, 2005 81 A1A	19	15
0.359%, Due 7/20/2046, 2006 OA9 2A1AA	14	9
0.34%, Due 9/25/2046, 2006 OA11 A1BA	19	15
Countrywide Home Loan Mortgage Pass Through Trust,
2.738%, Due 6/25/2033, 2003 27 A1A	48	48
0.91%, Due 9/25/2034, 2004 16 1A4AA	51	50
0.44%, Due 4/25/2035, 2005 3 2A1A	228	186
0.38%, Due 5/25/2035, 2005 9 1A3A	154	131
Credit Suisse First Boston Mortgage Securities Corp., 2.580%, Due 9/25/2034, 2004 AR8 2A1	37	38
Deutsche Alt-A Securities Mortgage Loan Trust, 0.30%, Due 3/25/2037, 2007 AR2 A1	860	563
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	15	17
Fannie Mae REMICS, 0.35%, Due 10/27/2037, 2007-114 A6	600	599
First Horizon Asset Securities, Inc., 2.541%, Due 2/25/2034, 2004 AR1 2A1A	65	65
Fondo de Titulizacion de Activos, 0.454%, Due 6/16/2049, 16 A2	1,129	1,322
Ginnie Mae REMIC Trust,
0.83%, Due 10/20/2061, 2011 H21 FTA	1,855	1,860
0.851%, Due 10/20/2061, 2011 H23 FAA	829	835
1.007%, Due 7/20/2062, 2012 H20 PT	4,950	4,981
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	3	3
2.232%, Due 6/25/2034, 2004 7 3A1	45	45
5.013%, Due 11/25/2035, 2005 AR7 6A1A	42	42
IM Pastor 4 Fondo de Titulizacion de Activos, 0.453%, Due 3/22/2044, 4 A	1,299	1,518
JP Morgan Alternative Loan Trust, 5.707%, Due 5/26/2037, 2008 R3 3A1D	306	253
Morgan Stanley Mortgage Loan Trust,
1.05%, Due 2/25/2036, 2006 2 2A1	589	506
2.184%, Due 6/25/2036, 2006 8AR 5A4A	29	27
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	11	8
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2D	123	132
Prime Mortgage Trust, 0.65%, Due 2/25/2035, 2006 CL1 A1A	103	96
Residential Accredit Loans, Inc., 0.25%, Due 5/25/2037, 2007 QA3 A1A	356	261
Residential Asset Securitization Trust, 2.570%, Due 12/25/2034, 2004 IP2 4A	92	92

	Par AmountN	Fair Value
	(000’s)	(000’s)
Rural Hipotecario IX Fondo de Titulizacion de Activos, 0.461%, Due 2/17/2050, 9 A2	$533	$694
Structured Adjustable Rate Mortgage Loan Trust,
2.413%, Due 5/25/2034, 2004 5 3A2	74	74
2.449%, Due 7/25/2034, 2004 8 3AA	70	70
Structured Asset Mortgage Investments II Trust,
1.614%, Due 2/25/2036, 2005 ARB A2A	975	844
0.38%, Due 5/25/2045, 2005 AR2 2A1A	106	96
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 5.50%, Due 5/25/2035, 2005 6 2A14	141	145
TDA CAM Fondo de Titulizacion de Activos, 0.448%, Due 2/26/2049, 8 A	915	1,128
WaMu Mortgage Pass Through Certificates,
2.027%, Due 2/25/2033, 2003 AR1 2AA	4	4
2.413%, Due 3/25/2035, 2005 AR3 A1	49	49
5.50%, Due 11/25/2035, 2005 9 2A2	316	278
0.31%, Due 2/25/2037, 2007 HY1 A2AA	345	237
2.399%, Due 3/25/2037, 2007 HY3 4A1A	205	195
1.875%, Due 12/19/2039, 2001 AR5 1A	104	105
0.38%, Due 4/25/2045, 2005 AR6 2A1AA	154	146
0.47%, Due 7/25/2045, 2005 AR9 A1AA	90	85
0.44%, Due 10/25/2045, 2005 AR13 A1A1	363	340
0.42%, Due 12/25/2045, 2005 AR17 A1A1A	155	147
Wells Fargo Mortgage Backed Securities Trust, 2.624%, Due 3/25/2035, 2005 AR3 2A1A	93	94

Total Collateralized Mortgage Obligations (Cost $22,567)		23,184

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—0.74%
Cobalt CMBS Commercial Mortgage Trust, 5.772%, Due 5/15/2046, 2007 C3 A1A	863	949
DBRR Trust, 0.853%, Due 2/25/2045, 2013 EZ2 AD G	1,160	1,158
LB-UBS Commercial Mortgage Trust, 0.269%, Due 9/15/2045, 2007 C7 XW	1,254	12

Total Commercial Mortgage-Backed Obligations (Cost $2,130)		2,119

U.S. AGENCY OBLIGATIONS—5.02%
Federal Home Loan Mortgage Corporation—1.82%
0.06%, Due 7/9/2014	5,200	5,200

Federal National Mortgage Association—3.20%
0.09%, Due 6/16/2014	5,500	5,499
0.065%, Due 9/3/2014	3,100	3,100
3.15%, Due 12/27/2027 A	300	287
2.00%, Due 1/25/2028 A	300	290

		9,176

Total U.S. Agency Obligations (Cost $14,350)		14,376

U.S. TREASURY OBLIGATIONS—8.49%
U.S. TIPS—2.95%
2.00%, Due 7/15/2014 M	376	378
1.625%, Due 1/15/2015 M	124	126
0.625%, Due 1/15/2024 M	4,151	4,311
2.375%, Due 1/15/2025 M	1,166	1,420
2.00%, Due 1/15/2026 M	60	70
2.375%, Due 1/15/2027 M	445	548
3.875%, Due 4/15/2029 M	486	713
0.625%, Due 2/15/2043 M	963	869

		8,435

U.S. Treasury Floating Rate Note—0.63%
0.094%, Due 4/30/2016 A	1,800	1,800

U.S. Treasury Notes/Bonds—4.91%
2.625%, Due 7/31/2014	2,000	2,008
2.00%, Due 4/30/2016	400	413
3.625%, Due 2/15/2021 O	3,000	3,318
2.00%, Due 11/15/2021	700	694
2.75%, Due 2/15/2024	2,200	2,261

	Par AmountN	Fair Value
	(000’s)	(000’s)
5.50%, Due 8/15/2028	$2,000	$2,634
2.875%, Due 5/15/2043	2,965	2,722

		14,050

Total U.S. Treasury Obligations (Cost $23,940)		24,285

	Shares
SHORT-TERM INVESTMENTS—7.89%
Short-Term Investments—6.84%
JPMorgan U.S. Government Money Market Fund, Capital Class	19,592,388	19,592

	Par AmountN
	(000’s)
U.S. Treasury Bills—1.05%
0.02%, Due 7/10/2014	$2,200	2,200
0.08%, Due 8/21/2014 O	288	288
0.03%, Due 10/16/2014	100	100
0.07%, Due 9/25/2014	1	1
0.04%, Due 10/30/2014	311	311
0.05%, Due 11/6/2014	100	100

		3,000

Total Short-Term Investments (Cost $22,592)		22,592

TOTAL INVESTMENTS—97.30% (Cost $272,383)		278,475
PURCHASED OPTIONS—1.37% (Cost $4,887)		3,933
WRITTEN OPTIONS—(0.76%) (Premiums $3,207)		(2,177)
OTHER ASSETS, NET OF LIABILITIES—2.09%		5,972

TOTAL NET ASSETS—100.00%		$286,203

Percentages are stated as a percent of net assets.

A	The coupon rate shown on step up/down, floating or variable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	PLC - Public Limited Company.
C	Non-income producing security.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $28,345 or 9.91% of net assets. The Fund has no right to demand registration of these securities.
E	LLC - Limited Liability Company.
F	Term Loan.
G	Fair valued pursuant to procedures approved by the Board of Trustees.
H	LP - Limited Partnership.
I	Variable rate.
J	The security is an equity linked note with Samsung Electronics Company Ltd., as the single underlying asset. The movement in the price of Samsung Electronics Company Ltd., and the credit quality of Standard Charter Bank will affect the market value of the bond.
K	Par value represents units rather than shares.
L	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
M	Inflation-Indexed Note.
N	In U.S. Dollars unless otherwise noted.
O	This security or a piece thereof is held as segregated collateral for interest rate and credit default swaps.
P	Payment in Kind. See notes to filing.

Futures Contracts Open on May 31, 2014:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
10-Year Japanese Bond June Futures	Short	6	June, 2014	(8,575,639)	(41,847)
3-Year Bond June Futures	Long	25	June, 2014	2,541,537	14,173
90 Day Eurodollar December Futures	Long	174	December, 2015	43,119,375	92,372
90 Day Eurodollar December Futures	Short	84	December, 2016	(20,597,850)	(80,835)
90 Day Eurodollar March Futures	Long	28	March, 2016	6,921,600	11,523
90 Day Eurodollar March Futures	Short	28	March, 2017	(6,851,250)	(17,877)
90 Day Eurodollar September Futures	Long	20	September, 2014	4,988,000	3,000
90 Day Eurodollar September Futures	Short	40	September, 2015	(9,934,500)	(7,500)
90 Day Eurodollar September Futures	Long	57	September, 2016	4,917,000	4,250
Euro 3Mo EURIBOR December Futures	Long	32	December, 2015	10,874,665	545
Euro 3Mo EURIBOR December Futures	Short	32	December, 2016	(10,844,676)	—
Euro BOBL June Futures	Short	3	June, 2014	(518,460)	(6,526)
Euro BTP September Futures	Short	9	September, 2014	(1,518,086)	736
Euro BUND June Futures	Short	84	June, 2014	(16,810,420)	(350,723)
Euro BUND June Futures	Short	21	June, 2014	(4,202,605)	(59,283)
Euro OAT June Futures	Short	49	June, 2014	(9,362,564)	(334,970)
Long GILT September Futures	Short	10	September, 2014	(1,856,558)	(14,918)
NASDAQ 100 E-MINI June XCME	Short	4	June, 2014	(298,840)	(12,418)
U.S. Long Bond September Futures	Short	1	September, 2014	(137,469)	359
U.S. Treasury 10-Year Note September Futures	Long	44	September, 2014	5,522,688	30,888
U.S. Treasury 10-Year Note September Futures	Short	79	September, 2014	(9,915,734)	(3,703)
U.S. Treasury 5-Year Note September Futures	Short	101	September, 2014	(12,095,539)	5,703
U.S. Ultra Bond September Futures	Short	6	September, 2014	(901,688)	(11,172)

				$(35,537,012)	$(778,223)

Centrally cleared Swap Agreements Outstanding on May 31, 2014:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation	Fair Value
Pay	3-Month USD-LIBOR	1.0000	7/3/2016	USD	2,599,000	$—	$(8,033)	$(8,033)
Pay	3-Month USD-LIBOR	1.0000	7/3/2016	USD	2,599,000	—	(8,033)	(8,033)
Pay	3-Month USD-LIBOR	1.0000	7/7/2016	USD	2,594,500	—	(8,603)	(8,603)
Pay	3-Month USD-LIBOR	1.0000	7/8/2016	USD	2,678,500	—	(9,920)	(9,920)
Pay	3-Month USD-LIBOR	1.0000	7/11/2016	USD	3,552,500	—	(8,679)	(8,679)
Pay	3-Month USD-LIBOR	1.0000	7/22/2016	USD	2,678,500	—	(4,202)	(4,202)
Pay	3-Month USD-LIBOR	1.0000	7/22/2016	USD	2,678,500	—	(5,054)	(5,054)
Receive	6-Month JPY-LIBOR	0.3320	8/22/2016	JPY	166,138,500	—	4,300	4,300
Receive	6-Month AUD-BBSW	3.5000	3/16/2017	AUD	49,200,000	(8,295)	133,846	125,551
Receive	3-Month SEK-LIBOR	2.9300	9/16/2017	SEK	15,949,000	—	73,417	73,417
Receive	3-Month USD-LIBOR	2.3200	3/24/2018	USD	726,500	—	5,716	5,716
Receive	3-Month USD-LIBOR	2.3200	3/24/2018	USD	745,500	—	5,865	5,865
Receive	3-Month USD-LIBOR	2.3330	3/29/2018	USD	738,000	—	5,861	5,861
Receive	3-Month USD-LIBOR	2.4000	3/29/2018	USD	723,000	—	6,683	6,683
Receive	6-Month EUR-LIBOR	1.3120	4/11/2018	EUR	9,025,000	—	42,686	42,686
Pay	6-Month GBP-LIBOR	1.0000	4/25/2018	GBP	1,902,000	—	(9,402)	(9,402)
Receive	3-Month USD-LIBOR	2.3680	4/25/2018	USD	3,010,000	—	22,507	22,507
Receive	6-Month EUR-LIBOR	1.1060	5/2/2018	EUR	1,731,500	—	14,599	14,599
Receive	6-Month EUR-LIBOR	1.0460	5/12/2018	EUR	1,710,000	—	11,166	11,166
Receive	6-Month AUD-BBSW	4.0000	6/18/2018	AUD	31,900,000	(52,905)	340,732	287,827
Pay	6-Month JPY-LIBOR	1.0000	8/22/2018	JPY	335,681,000	—	(18,077)	(18,077)
Receive	3-Month USD-LIBOR	2.9300	12/19/2018	USD	2,721,000	—	25,156	25,156
Receive	3-Month USD-LIBOR	2.9700	12/20/2018	USD	1,752,000	—	17,479	17,479
Receive	3-Month USD-LIBOR	2.9800	12/20/2018	USD	1,719,500	—	17,483	17,483
Receive	3-Month USD-LIBOR	3.1250	12/23/2018	USD	1,744,500	—	22,376	22,376
Receive	3-Month USD-LIBOR	3.1250	12/23/2018	USD	1,744,500	—	22,376	22,376
Receive	3-Month USD-LIBOR	3.1050	12/23/2018	USD	1,756,500	—	21,858	21,858

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation	Fair Value
Receive	3-Month USD-LIBOR	3.1060	12/28/2018	USD	1,872,500	—	23,041	23,041
Pay	3-Month USD-LIBOR	1.0000	2/26/2019	USD	972,000	—	(5,209)	(5,209)
Pay	3-Month USD-LIBOR	1.0000	3/9/2019	USD	975,000	—	(8,887)	(8,887)
Pay	6-Month EUR-LIBOR	1.0000	3/19/2019	EUR	1,800,000	(66,835)	(23,269)	(90,104)
Receive	6-Month EUR-LIBOR	1.5500	3/21/2019	EUR	352,500	—	3,830	3,830
Receive	6-Month EUR-LIBOR	1.5500	3/21/2019	EUR	173,500	—	1,885	1,885
Receive	6-Month EUR-LIBOR	1.6400	3/27/2019	EUR	1,817,000	—	23,778	23,778
Receive	6-Month EUR-LIBOR	1.5800	3/27/2019	EUR	1,806,000	—	20,740	20,740
Receive	6-Month EUR-LIBOR	1.6100	3/27/2019	EUR	2,718,500	—	33,397	33,397
Receive	6-Month EUR-LIBOR	1.5670	4/3/2019	EUR	885,000	—	9,668	9,668
Receive	6-Month AUD-BBSW	4.0000	6/18/2019	AUD	22,000,000	144,085	447,675	591,760
Receive	3-Month USD-LIBOR	1.9910	6/28/2019	USD	821,000	—	13,698	13,698
Receive	3-Month USD-LIBOR	1.9800	7/3/2019	USD	1,503,500	—	23,831	23,831
Receive	3-Month USD-LIBOR	1.9900	7/3/2019	USD	1,503,500	—	24,560	24,560
Receive	3-Month USD-LIBOR	2.0210	7/7/2019	USD	1,500,500	—	26,300	26,300
Receive	3-Month USD-LIBOR	2.0570	7/8/2019	USD	1,544,000	—	29,684	29,684
Receive	3-Month USD-LIBOR	1.9460	7/11/2019	USD	2,060,500	—	28,050	28,050
Receive	3-Month USD-LIBOR	1.8950	7/22/2019	USD	1,542,000	—	15,807	15,807
Receive	3-Month USD-LIBOR	1.9250	7/22/2019	USD	1,542,000	—	18,100	18,100
Pay	6-Month EUR-LIBOR	1.0000	4/11/2020	EUR	5,075,500	—	(71,974)	(71,974)
Receive	6-Month GBP-LIBOR	3.0250	5/14/2020	GBP	887,000	—	5,487	5,487
Receive	6-Month GBP-LIBOR	3.0500	5/15/2020	GBP	1,773,000	—	12,997	12,997
Receive	6-Month GBP-LIBOR	3.1300	5/21/2020	GBP	947,000	—	2,988	2,988
Receive	6-Month GBP-LIBOR	3.1500	5/22/2020	GBP	1,871,000	—	7,003	7,003
Receive	6-Month GBP-LIBOR	3.0300	5/29/2020	GBP	893,000	—	(24)	(24)
Receive	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,542,500	—	14,161	14,161
Pay	3-Month SEK-LIBOR	1.0000	9/16/2020	SEK	6,726,500	—	(65,061)	(65,061)
Receive	3-Month USD-LIBOR	4.0900	11/26/2020	USD	4,270,500	—	60,486	60,486
Receive	3-Month USD-LIBOR	4.0600	11/27/2020	USD	2,094,500	—	28,476	28,476
Receive	3-Month USD-LIBOR	4.0610	11/27/2020	USD	1,921,500	—	26,159	26,159
Receive	3-Month USD-LIBOR	4.1100	11/27/2020	USD	2,919,500	—	42,321	42,321
Receive	3-Month USD-LIBOR	4.0620	11/29/2020	USD	1,914,500	—	26,055	26,055
Receive	3-Month USD-LIBOR	4.1070	11/29/2020	USD	1,914,500	—	27,630	27,630
Receive	3-Month USD-LIBOR	4.0570	11/29/2020	USD	1,914,500	—	25,887	25,887
Receive	3-Month USD-LIBOR	4.1220	12/3/2020	USD	1,815,500	—	26,559	26,559
Pay	6-Month EUR-LIBOR	1.0000	12/4/2020	EUR	2,351,500	—	(51,711)	(51,711)
Pay	3-Month USD-LIBOR	0.2330	2/11/2021	USD	1,381,000	—	(14,920)	(14,920)
Pay	6-Month EUR-LIBOR	1.0000	3/21/2021	EUR	3,663,000	—	(37,328)	(37,328)
Pay	6-Month EUR-LIBOR	1.0000	3/21/2021	EUR	1,805,500	—	(18,025)	(18,025)
Pay	6-Month EUR-LIBOR	1.0000	3/25/2021	EUR	3,772,000	—	(43,912)	(43,912)
Pay	6-Month EUR-LIBOR	1.0000	3/26/2021	EUR	5,644,000	—	(60,760)	(60,760)
Pay	6-Month EUR-LIBOR	1.0000	3/26/2021	EUR	3,753,500	—	(37,738)	(37,738)
Pay	6-Month EUR-LIBOR	1.0000	4/3/2021	EUR	1,831,500	—	(17,166)	(17,166)
Receive	6-Month JPY-LIBOR	0.9200	5/13/2021	JPY	348,424,500	—	4,345	4,345
Receive	6-Month JPY-LIBOR	0.8800	5/20/2021	JPY	345,408,000	—	1,279	1,279
Pay	3-Month USD-LIBOR	1.0000	9/22/2021	USD	4,575,000	—	(79,499)	(79,499)
Pay	6-Month EUR-LIBOR	1.0000	3/26/2022	EUR	2,534,500	—	(46,591)	(46,591)
Pay	6-Month EUR-LIBOR	1.0000	3/26/2022	EUR	2,495,000	—	(45,865)	(45,865)
Pay	6-Month GBP-LIBOR	1.0000	5/13/2022	GBP	4,081,000	—	(15,422)	(15,422)
Pay	6-Month GBP-LIBOR	1.0000	5/14/2022	GBP	2,034,000	—	(6,787)	(6,787)
Receive	6-Month GBP-LIBOR	3.8020	9/13/2022	GBP	293,500	—	14,226	14,226
Receive	6-Month GBP-LIBOR	3.5460	10/7/2022	GBP	741,000	—	21,308	21,308
Receive	3-Month USD-LIBOR	4.1650	12/11/2022	USD	769,000	—	27,707	27,707
Receive	3-Month USD-LIBOR	4.1410	12/12/2022	USD	1,153,000	—	40,269	40,269
Pay	6-Month EUR-LIBOR	0.3910	2/10/2023	EUR	232,000	—	(10,788)	(10,788)
Pay	6-Month EUR-LIBOR	0.3910	2/10/2023	EUR	1,375,000	—	(65,043)	(65,043)
Receive	6-Month EUR-LIBOR	2.9400	3/25/2023	EUR	1,976,000	—	19,166	19,166
Receive	6-Month EUR-LIBOR	2.9050	3/26/2023	EUR	2,956,000	—	26,054	26,054
Receive	6-Month EUR-LIBOR	2.8750	3/26/2023	EUR	1,967,500	—	15,882	15,882
Receive	6-Month EUR-LIBOR	2.8690	4/6/2023	EUR	960,500	—	7,441	7,441
Pay	6-Month JPY-LIBOR	1.0000	5/12/2023	JPY	709,678,500	—	(10,328)	(10,328)
Pay	6-Month JPY-LIBOR	1.0000	5/20/2023	JPY	700,224,000	—	(3,266)	(3,266)
Receive	6-Month GBP-LIBOR	3.3140	5/21/2023	GBP	537,500	—	1,777	1,777
Receive	6-Month NOK-NIBOR	4.0000	7/1/2023	NOK	8,368,000	—	29,639	29,639
Pay	6-Month GBP-LIBOR	0.6000	9/7/2023	GBP	343,000	—	(3,714)	(3,714)
Receive	6-Month GBP-LIBOR	3.9960	9/17/2023	GBP	317,000	—	15,346	15,346
Receive	6-Month GBP-LIBOR	3.9450	9/17/2023	GBP	436,500	—	19,527	19,527

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation	Fair Value
Pay	6-Month NOK-NIBOR	1.0000	9/25/2023	NOK	3,181,500	—	(16,200)	(16,200)
Receive	3-Month SEK-LIBOR	3.6250	9/25/2023	SEK	3,357,000	—	3,396	3,396
Receive	6-Month EUR-LIBOR	3.0690	10/11/2023	EUR	992,500	—	53,412	53,412
Pay	6-Month GBP-LIBOR	1.0000	10/15/2023	GBP	554,000	—	(20,390)	(20,390)
Pay	3-Month USD-LIBOR	1.0000	11/26/2023	USD	5,079,500	—	(68,882)	(68,882)
Receive	6-Month EUR-LIBOR	3.3000	12/4/2023	EUR	3,062,000	—	81,339	81,339
Pay	3-Month USD-LIBOR	0.2420	12/18/2023	USD	2,000,000	(33,429)	(52,894)	(86,322)
Receive	6-Month JPY-LIBOR	1.4250	1/9/2024	JPY	76,751,500	—	12,286	12,286
Pay	6-Month GBP-LIBOR	1.0000	1/10/2024	GBP	272,500	—	(9,746)	(9,746)
Pay	3-Month USD-LIBOR	1.0000	2/29/2024	USD	653,000	—	(20,657)	(20,657)
Pay	3-Month USD-LIBOR	1.0000	3/9/2024	USD	721,000	—	(32,122)	(32,122)
Receive	6-Month EUR-LIBOR	3.0100	3/22/2024	EUR	2,605,500	—	34,607	34,607
Receive	6-Month EUR-LIBOR	3.0000	3/22/2024	EUR	1,284,500	—	16,592	16,592
Pay	6-Month EUR-LIBOR	1.0000	3/28/2024	EUR	1,591,000	—	(33,352)	(33,352)
Receive	6-Month EUR-LIBOR	2.3340	4/11/2024	EUR	910,000	—	26,317	26,317
Receive	3-Month USD-LIBOR	3.9700	5/1/2024	USD	1,314,500	—	17,714	17,714
Pay	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	2,110,500	—	(4,748)	(4,748)
Pay	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	1,056,500	—	2,377	2,377
Pay	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	1,071,500	—	(2,137)	(2,137)
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	968,000	—	526	526
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	524,500	—	530	530
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	839,500	—	742	742
Pay	6-Month AUD-BBSW	1.0000	6/18/2024	AUD	14,300,000	(143,980)	(669,972)	(813,951)
Pay	3-Month USD-LIBOR	1.0000	6/18/2024	USD	9,900,000	(129,633)	(247,955)	(377,587)
Pay	3-Month USD-LIBOR	1.0000	7/3/2024	USD	580,500	—	(20,047)	(20,047)
Pay	3-Month USD-LIBOR	1.0000	7/3/2024	USD	580,500	—	(20,413)	(20,413)
Pay	3-Month USD-LIBOR	1.0000	7/7/2024	USD	579,500	—	(21,192)	(21,192)
Pay	3-Month USD-LIBOR	1.0000	7/8/2024	USD	595,500	—	(22,782)	(22,782)
Pay	3-Month USD-LIBOR	1.0000	7/11/2024	USD	796,000	—	(23,043)	(23,043)
Pay	3-Month USD-LIBOR	1.0000	7/22/2024	USD	597,000	—	(13,824)	(13,824)
Pay	3-Month USD-LIBOR	1.0000	7/22/2024	USD	1,186,000	—	(27,677)	(27,677)
Pay	6-Month NOK-NIBOR	1.0000	7/1/2025	NOK	6,276,000	—	(25,449)	(25,449)
Receive	3-Month USD-LIBOR	4.5000	10/29/2025	USD	674,000	—	12,359	12,359
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	371,500	—	6,822	6,822
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	371,500	—	6,822	6,822
Receive	3-Month USD-LIBOR	4.4750	11/1/2025	USD	674,000	—	11,765	11,765
Receive	3-Month USD-LIBOR	4.8200	11/15/2025	USD	784,000	—	22,018	22,018
Receive	6-Month EUR-LIBOR	2.9180	3/26/2026	EUR	2,297,000	—	74,385	74,385
Receive	6-Month EUR-LIBOR	2.9200	3/26/2026	EUR	2,262,000	—	73,636	73,636
Receive	3-Month USD-LIBOR	3.5600	4/23/2026	USD	627,500	—	16,156	16,156
Pay	6-Month EUR-LIBOR	1.0000	5/2/2026	EUR	375,000	—	(11,279)	(11,279)
Pay	6-Month EUR-LIBOR	1.0000	5/9/2026	EUR	370,500	—	(9,656)	(9,656)
Receive	6-Month JPY-LIBOR	1.8640	5/12/2026	JPY	243,762,000	—	5,144	5,144
Receive	6-Month JPY-LIBOR	1.8190	5/22/2026	JPY	241,248,000	—	1,559	1,559
Pay	3-Month USD-LIBOR	1.0000	12/19/2026	USD	687,500	—	(45,308)	(45,308)
Pay	3-Month USD-LIBOR	1.0000	12/20/2026	USD	458,500	—	(29,938)	(29,938)
Pay	3-Month USD-LIBOR	1.0000	12/20/2026	USD	422,500	—	(28,735)	(28,735)
Pay	3-Month USD-LIBOR	1.0000	12/23/2026	USD	459,500	—	(32,263)	(32,263)
Pay	3-Month USD-LIBOR	1.0000	12/23/2026	USD	454,000	—	(32,588)	(32,588)
Pay	3-Month USD-LIBOR	1.0000	12/23/2026	USD	454,000	—	(32,588)	(32,588)
Pay	3-Month USD-LIBOR	1.0000	12/28/2026	USD	467,500	—	(32,147)	(32,147)
Receive	6-Month EUR-LIBOR	3.3300	7/2/2028	EUR	276,000	—	4,302	4,302
Receive	6-Month EUR-LIBOR	3.3300	7/3/2028	EUR	140,000	—	2,182	2,182
Receive	6-Month EUR-LIBOR	3.3600	7/3/2028	EUR	276,000	—	4,760	4,760
Receive	6-Month EUR-LIBOR	3.3600	7/3/2028	EUR	276,000	—	4,760	4,760
Receive	6-Month EUR-LIBOR	3.3350	7/3/2028	EUR	274,000	—	4,346	4,346
Receive	6-Month EUR-LIBOR	3.4650	7/11/2028	EUR	431,000	—	9,898	9,898
Pay	6-Month GBP-LIBOR	1.0000	9/13/2028	GBP	611,000	—	(16,492)	(16,492)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	949,000	—	(14,413)	(14,413)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	525,000	—	(7,921)	(7,921)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,975,500	—	(21,381)	(21,381)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,975,500	—	(21,381)	(21,381)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	3,422,500	—	(36,449)	(36,449)
Pay	3-Month USD-LIBOR	1.0000	11/3/2028	USD	3,446,000	—	(35,486)	(35,486)
Pay	3-Month USD-LIBOR	1.0000	11/5/2028	USD	4,038,000	—	(45,672)	(45,672)
Pay	3-Month USD-LIBOR	1.0000	11/14/2028	USD	4,000,000	—	(64,667)	(64,667)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	491,500	—	(29,649)	(29,649)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation	Fair Value
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	744,500	—	(47,115)	(47,115)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	542,000	—	(32,316)	(32,316)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	495,500	—	(29,679)	(29,679)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	495,500	—	(31,012)	(31,012)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	495,500	—	(29,516)	(29,516)
Pay	3-Month USD-LIBOR	1.0000	12/3/2028	USD	454,000	—	(28,930)	(28,930)
Pay	6-Month EUR-LIBOR	1.0000	12/4/2028	EUR	943,500	—	(26,410)	(26,410)
Receive	6-Month GBP-LIBOR	4.0000	3/23/2029	GBP	1,340,000	—	8,264	8,264
Pay	6-Month EUR-LIBOR	1.0000	3/26/2029	EUR	840,500	—	(41,535)	(41,535)
Pay	6-Month EUR-LIBOR	1.0000	3/26/2029	EUR	827,000	—	(34,203)	(34,203)
Pay	3-Month USD-LIBOR	1.0000	4/27/2029	USD	5,108,500	—	(19,290)	(19,290)
Pay	3-Month USD-LIBOR	1.0000	5/1/2029	USD	1,554,500	—	(12,252)	(12,252)
Pay	3-Month USD-LIBOR	1.0000	5/1/2029	USD	1,256,000	—	(9,878)	(9,878)
Pay	3-Month USD-LIBOR	1.0000	5/1/2029	USD	1,052,000	—	(7,837)	(7,837)
Pay	6-Month GBP-LIBOR	1.0000	5/20/2029	GBP	941,000	—	425	425
Pay	6-Month GBP-LIBOR	1.0000	3/23/2031	GBP	1,281,500	—	(9,275)	(9,275)
Receive	6-Month JPY-LIBOR	2.7200	6/14/2032	JPY	47,516,500	—	3,448	3,448
Receive	6-Month JPY-LIBOR	2.6800	6/14/2032	JPY	48,655,000	—	2,669	2,669
Receive	6-Month JPY-LIBOR	2.7050	6/19/2032	JPY	45,785,500	—	2,991	2,991
Receive	6-Month JPY-LIBOR	2.6060	11/1/2032	JPY	160,835,000	—	1,784	1,784
Receive	6-Month JPY-LIBOR	2.6500	6/19/2033	JPY	47,020,000	—	890	890
Receive	6-Month JPY-LIBOR	2.8300	6/24/2033	JPY	49,062,000	—	4,723	4,723
Pay	6-Month EUR-LIBOR	1.0000	7/2/2033	EUR	636,000	—	662	662
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	320,000	—	543	543
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	639,500	—	131	131
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	639,500	—	131	131
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	638,000	—	626	626
Pay	6-Month EUR-LIBOR	1.0000	7/11/2033	EUR	1,006,000	—	(3,649)	(3,649)
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	987,500	—	12,466	12,466
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	987,500	—	12,466	12,466
Receive	3-Month USD-LIBOR	4.4200	10/31/2033	USD	1,696,000	—	20,919	20,919
Receive	3-Month USD-LIBOR	4.4100	11/1/2033	USD	1,707,500	—	20,454	20,454
Receive	3-Month USD-LIBOR	4.4400	11/5/2033	USD	2,026,000	—	26,052	26,052
Receive	3-Month USD-LIBOR	4.6800	11/14/2033	USD	2,065,500	—	40,873	40,873
Pay	3-Month USD-LIBOR	1.0000	12/11/2033	USD	628,500	—	(28,166)	(28,166)
Pay	3-Month USD-LIBOR	1.0000	12/12/2033	USD	946,000	—	(41,229)	(41,229)
Pay	6-Month JPY-LIBOR	1.0000	1/9/2034	JPY	43,219,500	—	(6,619)	(6,619)
Receive	6-Month GBP-LIBOR	3.8590	3/23/2034	GBP	211,500	—	1,138	1,138
Receive	3-Month USD-LIBOR	4.1500	5/1/2034	USD	1,543,500	—	7,341	7,341
Receive	3-Month USD-LIBOR	4.1350	5/1/2034	USD	1,292,000	—	5,596	5,596
Pay	6-Month EUR-LIBOR	1.0000	5/27/2034	EUR	170,500	—	(366)	(366)
Pay	6-Month EUR-LIBOR	1.0000	5/30/2034	EUR	331,000	—	393	393
Pay	6-Month EUR-LIBOR	1.0000	5/30/2034	EUR	331,000	—	226	226
Pay	6-Month EUR-LIBOR	1.0000	5/30/2034	EUR	333,000	—	780	780
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	54,731,500	—	(910)	(910)
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	56,015,000	—	283	283
Pay	6-Month JPY-LIBOR	1.0000	6/19/2037	JPY	53,144,000	—	359	359
Pay	6-Month JPY-LIBOR	1.0000	11/1/2037	JPY	179,314,000	—	5,209	5,209
Pay	6-Month JPY-LIBOR	1.0000	6/20/2038	JPY	53,561,500	—	1,425	1,425
Pay	6-Month JPY-LIBOR	1.0000	6/24/2038	JPY	56,421,500	—	(1,767)	(1,767)
Receive	6-Month EUR-LIBOR	2.6220	7/2/2038	EUR	364,000	—	(163)	(163)
Receive	6-Month EUR-LIBOR	2.6000	7/3/2038	EUR	186,000	—	(257)	(257)
Receive	6-Month EUR-LIBOR	2.6300	7/3/2038	EUR	365,000	—	(46)	(46)
Receive	6-Month EUR-LIBOR	2.6300	7/3/2038	EUR	365,000	—	(46)	(46)
Receive	6-Month EUR-LIBOR	2.6150	7/3/2038	EUR	363,000	—	(274)	(274)
Receive	6-Month EUR-LIBOR	2.6800	7/11/2038	EUR	576,500	—	1,156	1,156
Receive	3-Month USD-LIBOR	4.0880	4/27/2039	USD	4,781,500	—	48,548	48,548
Pay	6-Month GBP-LIBOR	1.0000	8/23/2043	GBP	183,000	—	(752)	(752)
Pay	6-Month GBP-LIBOR	0.6000	1/22/2044	GBP	318,000	—	(12,417)	(12,417)
Pay	6-Month GBP-LIBOR	0.6000	1/22/2044	GBP	335,000	—	(12,240)	(12,240)
Pay	6-Month GBP-LIBOR	0.3440	1/22/2044	GBP	160,500	—	(7,994)	(7,994)
Pay	3-Month USD-LIBOR	1.0000	4/27/2044	USD	2,650,000	—	(32,532)	(32,532)
Pay	3-Month USD-LIBOR	1.0000	6/18/2044	USD	2,600,000	(39,260)	(194,469)	(233,729)
Pay	6-Month EUR-LIBOR	1.0000	9/17/2044	EUR	1,600,000	(67,997)	(162,380)	(230,377)
Pay	3-Month USD-LIBOR	1.0000	4/23/2046	USD	323,500	—	(11,945)	(11,945)

						$(398,248)	$(770,208)	$(1,168,457)

OTC Swap agreements outstanding on May 31, 2014:

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (1)

Reference Entity	Counterparty/ Currency	Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2013 (3) (In %)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penney Corp Inc	BNP/USD	1.0000	12/20/2015	9.1083	75,000	$5,510	$(4,001)	$1,509
Royal Bk Of Scotland PLC	DUB/EUR	1.0000	12/20/2016	0.8487	300,000	(20,592)	(24,309)	(44,901)
Fed Republic Of Brazil	BRC/USD	1.0000	12/20/2016	0.7386	800,000	11,476	(15,744)	(4,269)
Rallye Sa	BNP/EUR	1.0000	3/20/2017	1.0937	25,000	(1,045)	(2,713)	(3,758)
Rallye Sa	BNP/EUR	1.0000	3/20/2017	1.0937	15,000	(596)	(1,659)	(2,255)
Volvo Treasury AB	UAG/EUR	1.0000	3/20/2018	0.3264	50,000	1,714	(2,742)	(1,028)
Renault S.A.	BRC/EUR	1.0000	3/20/2018	0.9442	320,000	(323)	(1,218)	(1,541)
CDS Safeway Inc	BRC/USD	1.0000	3/20/2018	2.1965	375,000	3,262	11,963	15,226
Sainsbury PLC	DUB/EUR	1.0000	3/20/2018	1.1976	650,000	(1,675)	(3,230)	(4,905)
JC Penney Corp Inc	BRC/USD	1.0000	6/20/2018	8.5605	25,000	3,134	(373)	2,761
JC Penney Corp Inc	BNP/USD	1.0000	6/20/2018	8.5605	100,000	8,734	2,310	11,044
Credit Agricole, S.A.	CBK/EUR	1.0000	6/20/2018	0.5588	800,000	(32,735)	(73,331)	(106,067)
Electricite De France	FBF/EUR	1.0000	9/20/2018	0.5051	200,000	(3,098)	(3,399)	(6,497)
Nationwide Bldg Society	BNP/EUR	1.0000	9/20/2018	54.2132	200,000	2,062	(7,564)	(5,502)
Nationwide Bldg Society	BNP/EUR	1.0000	9/20/2018	0.5421	500,000	3,952	(17,708)	(13,756)
JC Penney Corp Inc	BRC/USD	1.0000	9/20/2018	8.7004	100,000	8,704	3,090	11,794
Rep Of Turkey	DUB/USD	1.0000	9/20/2018	1.6026	500,000	15,796	(3,683)	12,113
Republic Of Turkey	JPM/USD	1.0000	9/20/2018	1.6026	500,000	15,602	(3,488)	12,113
Kingfisher PLC	FBF/EUR	1.0000	12/20/2018	0.5603	150,000	(1,148)	(3,270)	(4,418)
Kingfisher PLC	BNP/EUR	1.0000	12/20/2018	0.5603	100,000	(854)	(2,091)	(2,945)
Intesa Sanpaolo Spa	BRC/EUR	1.0000	12/20/2018	0.9052	300,000	(15,281)	(22,944)	(38,225)
Carlsberg Breweries A/S	DUB/EUR	1.0000	12/20/2018	0.7272	300,000	(1,766)	(3,396)	(5,162)
MARKIT ITRX EUR	DUB/EUR	1.0000	12/20/2018	0.9844	1,094,500	(101,860)	(79,014)	(180,874)
Kingfisher PLC	BNP/EUR	1.0000	12/20/2018	0.5603	150,000	(1,373)	(3,045)	(4,418)
Daimler AG	BNP/EUR	1.0000	12/20/2018	0.3582	100,000	166	(4,209)	(4,043)
Nomura Holdings	JPM/JPY	1.0000	12/20/2018	0.9240	30,000,000	(2,298)	268	(2,030)
Turkey EM BP CBK	CBK/USD	1.0000	12/20/2018	1.6663	3,100,000	123,178	(34,149)	89,029
Heinz Co	DUB/USD	1.0000	12/20/2018	1.2455	135,000	3,814	(2,581)	1,233
HCA INC	BRC/USD	1.0000	12/20/2018	1.8325	160,000	(16,943)	(4,542)	(21,485)
Rite Aid Corp	DUB/USD	1.0000	12/20/2018	2.0258	50,000	(4,729)	(1,588)	(6,317)
Rite Aid Corp	DUB/USD	1.0000	12/20/2018	2.0258	125,000	(11,599)	(4,192)	(15,791)
Credit Agricole, S.A.	BOA/EUR	1.0000	12/20/2018	0.6320	500,000	(51,331)	(21,364)	(72,695)
MARKIT ITRX EUR	BNP/EUR	1.0000	12/20/2018	0.9844	1,400,000	(279,964)	(61,937)	(341,900)
Reed Elsevier Investment	DUB/EUR	1.0000	3/20/2019	0.4727	250,000	(7,830)	(807)	(8,638)
Intesa Sanpaolo Spa	BNP/EUR	1.0000	3/20/2019	0.9372	150,000	(12,807)	(6,950)	(19,757)
Nomura Holdings	DUB/JPY	1.0000	3/20/2019	0.9691	30,000,000	(309)	(1,151)	(1,460)
Bank Of America Corp	BRC/USD	1.0000	3/20/2019	0.6647	250,000	(1,371)	(2,744)	(4,114)
Reed Elsevier Investment	BRC/EUR	1.0000	3/20/2019	0.4727	250,000	(7,846)	(791)	(8,638)
JC Penney Corp Inc	DUB/USD	1.0000	3/20/2019	8.9750	75,000	17,043	(7,171)	9,872
Republic Of Korea	JPM/USD	1.0000	3/20/2019	0.5131	200,000	(2,841)	(1,841)	(4,682)
Republic Of Indonesia	JPM/USD	1.0000	3/20/2019	1.3497	150,000	8,534	(6,247)	2,286
Rep Of South Africa	BRC/USD	1.0000	3/20/2019	1.6646	1,000,000	61,215	(31,380)	29,834
Ford Motor Credit Co LLC	BRC/USD	1.0000	3/20/2019	0.6916	120,000	(20,889)	(2,584)	(23,473)
Goldman Sachs Group	BNP/USD	1.0000	3/20/2019	0.7888	400,000	724	(4,897)	(4,172)
Deutsche Bank Aktie	FBF/EUR	1.0000	6/20/2019	1.0408	150,000	(18,639)	(1,588)	(20,227)
Bank Of America Corp	JPM/USD	1.0000	6/20/2019	0.7000	170,000	(2,211)	(481)	(2,691)
Bank Of America Corp	JPM/USD	1.0000	6/20/2019	0.7000	85,000	(1,150)	(196)	(1,346)
HCA INC	JPM/USD	1.0000	6/20/2019	2.0500	115,000	(16,340)	719	(15,621)
Ford Motor Credit Co LLC	BRC/USD	1.0000	6/20/2019	0.7494	120,000	(23,894)	(433)	(24,327)
Aegon Nv	BNP/EUR	1.0000	6/20/2019	0.8109	150,000	(200)	(1,975)	(2,175)
MARKIT CDX IG22	FBF/USD	1.0000	6/20/2019	0.6208	22,300,000	342,239	67,947	410,186
HSBC Bank PLC	BNP/EUR	1.0000	9/20/2019	0.5123	300,000	(9,694)	(319)	(10,013)
State Of Illinois	CBK/USD	1.0000	3/20/2023	1.9461	300,000	18,221	(1,132)	17,089
Illinois State Municipal Bank	CBK/USD	1.0000	6/20/2023	1.9681	200,000	10,793	1,018	11,811
Rep Of South Africa	JPM/USD	1.0000	9/20/2023	2.2823	200,000	25,717	(6,496)	19,221
Illinois State Municipal Bank	CBK/USD	1.0000	12/20/2023	2.0071	1,600,000	121,776	(20,906)	100,870
MARKIT ABX.HE.AAA	GST/USD	1.0000	5/25/2046	1.2692	1,278,037	320,175	(59,498)	260,677
Abx H.E. Aaa	FBF/USD	1.0000	5/25/2046	1.2692	639,019	189,201	(58,862)	130,339
CMBX.NA.AJ.3	BRC/USD	1.0000	12/13/2049	2.7749	400,000	120,428	(42,916)	77,512
CMBX BBB- CDSI	DUB/USD	1.0000	5/11/2063	3.0159	375,000	34,253	(34,152)	101

						$802,190	$(621,685)	$180,505

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (2)

OTC swap agreements outstanding on May 31, 2014:

Reference Entity	Counterparty/ Currency	Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2013 (3) (In %)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Citigroup Inc	FBF/USD	1.0000	9/20/2014	1.8727	100,000	$(179)	$446	$266
Comm. Health Systems	GST/USD	5.0000	12/20/2016	9.3666	700,000	66,911	(1,856)	65,055
Republic Of Italy	FBF/USD	1.0000	6/20/2017	1.1579	200,000	(16,524)	17,466	942
Rallye Sa	BNP/EUR	1.0000	3/20/2018	1.5914	25,000	(3,492)	2,751	(741)
Rallye Sa	BNP/EUR	1.0000	3/20/2018	1.5914	15,000	(2,103)	1,658	(445)
JP Morgan Chase	BRC/USD	1.0000	3/20/2019	0.5572	250,000	2,640	2,755	5,395
UBS AG London	JPM/EUR	1.0000	3/20/2019	0.5098	300,000	4,838	5,148	9,986
Lafarge Sa	CBK/EUR	1.0000	3/20/2019	0.9266	300,000	(18,988)	17,862	(1,126)
General Motors Co	BRC/USD	5.0000	3/20/2019	1.2689	120,000	18,409	1,931	20,340
Indonesia AS	BOA/USD	1.0000	3/20/2019	0.6710	100,000	(4,945)	3,380	(1,565)
Spain Govt	MSC/USD	1.0000	3/20/2019	1.2145	500,000	(9,339)	14,172	4,833
Spain Govt	CBK/USD	1.0000	3/20/2019	1.2145	200,000	(3,211)	5,173	1,962
Spain Govt	CBK/USD	1.0000	3/20/2019	1.2145	400,000	(6,598)	10,522	3,924
CDS Safeway Inc	BRC/USD	1.0000	3/20/2019	3.0408	375,000	(11,852)	(20,150)	(32,002)
Indonesia As	BCC/USD	1.0000	3/20/2019	0.6710	200,000	(9,974)	6,843	(3,130)
Indonesia As	GST/USD	1.0000	3/20/2019	0.6710	700,000	(38,972)	28,302	(10,670)
Sainsbury PLC	DUB/EUR	1.0000	3/20/2019	1.1549	700,000	(7,126)	2,131	(4,995)
General Motors Co	BRC/USD	5.0000	6/20/2019	1.3157	120,000	19,605	1,325	20,930
Spain Govt	MSC/USD	1.0000	6/20/2019	1.1878	700,000	1,666	4,657	6,323
Italy Govt	CBK/USD	1.0000	6/20/2019	0.8916	1,800,000	(19,895)	10,678	(9,218)
JP Morgan Chase	BRC/USD	1.0000	6/20/2019	0.5866	250,000	4,352	983	5,335
Munich RE	BNP/EUR	1.0000	6/20/2019	0.8279	150,000	507	1,763	2,270
Italy Govt	MSC/USD	1.0000	6/20/2019	0.8916	600,000	(6,772)	3,699	(3,073)
Credit Suisse Group	BRC/EUR	1.0000	9/20/2019	0.6400	300,000	6,755	1,378	8,133
HSBC Bank PLC	JPM/EUR	1.0000	9/20/2019	1.0000	300,000	(2,140)	4,812	2,672
Renault S.A.	BRC/EUR	1.0000	12/20/2020	1.6130	320,000	(15,955)	897	(15,058)

						$(52,383)	$128,727	$76,344

OTC Swap agreements outstanding on May 31, 2014:

Interest Rate Swaps

Sort by Maturity Date then Receive/Pay

Pay/Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month ILS-TELBOR	JPM	1.2300	8/30/2014	ILS	2,274,000	$—	$(1,205)	$(1,205)
Pay	3-Month ILS-TELBOR	HUB	1.2300	8/30/2014	ILS	2,371,500	—	(1,198)	(1,198)
Receive	3-Month NZD-BBR	GLM	3.9350	8/13/2015	NZD	3,196,000	—	3,616	3,616
Receive	1-Year BRL-CDI	BRC	12.0800	1/4/2016	BRL	1,236,000	—	5,956	5,956
Receive	1-Year BRL-CDI	HUB	12.0950	1/4/2016	BRL	1,250,000	—	5,985	5,985
Receive	3-Month NZD-BBR	UAG	4.4720	3/17/2016	NZD	3,061,000	—	(8,977)	(8,977)
Receive	3-Month NZD-BBR	DUB	4.5450	3/19/2016	NZD	3,017,000	—	10,570	10,570
Receive	3-Month NZD-BBR	DUB	4.5450	3/19/2016	NZD	3,017,000	—	10,570	10,570
Receive	3-Month ZAR-JIBAR	DUB	7.5200	11/12/2016	ZAR	4,195,500	—	3,548	3,548
Receive	1-Year BRL-CDI	GLM	8.7200	1/2/2017	BRL	1,600,000	(1,271)	(38,608)	(39,879)
Receive	1-Year BRL-CDI	GLM	10.3600	1/2/2017	BRL	1,400,000	—	(10,376)	(10,376)
Receive	1-Year BRL-CDI	FBF	10.1100	1/2/2017	BRL	7,500,000	394	(83,914)	(83,520)
Receive	1-Year BRL-CDI	BOA	11.4700	1/2/2017	BRL	8,500,000	(11,601)	37,181	25,580
Receive	3-Month SEK-LIBOR	FBF	1.9100	1/24/2017	SEK	2,390,000	—	5,947	5,947
Receive	3-Month SEK-LIBOR	FBF	1.9100	1/26/2017	SEK	2,380,000	—	5,923	5,923
Pay	3-Month AUD-AUCP	DUB	1.0000	2/24/2017	AUD	2,595,000	—	(78,917)	(78,917)
Pay	6-Month EUR-LIBOR	UAG	1.0000	3/21/2017	EUR	474,500	—	(463)	(463)
Pay	6-Month EUR-LIBOR	BNP	1.0000	3/21/2017	EUR	2,351,000	—	(2,296)	(2,296)
Pay	6-Month EUR-LIBOR	DUB	1.0000	3/25/2017	EUR	764,000	—	(1,062)	(1,062)
Receive	3-Month NZD-BBR	DUB	4.7000	4/13/2017	NZD	2,060,000	—	13,796	13,796
Receive	3-Month SEK-LIBOR	BRC	2.9300	9/16/2017	SEK	15,949,000	—	73,785	73,785
Pay	3-Month KRW-CD	BRC	1.0000	10/17/2017	KRW	1,095,268,500	—	(5,809)	(5,809)
Pay	3-Month KRW-CD	UAG	1.0000	10/19/2017	KRW	1,042,393,500	—	(4,585)	(4,585)
Receive	1-Month MXN-TIIE	BRC	5.8300	11/1/2017	MXN	7,632,000	—	5,751	5,751
Receive	1-Month MXN-TIIE	HUB	5.9400	11/1/2017	MXN	5,441,000	—	4,938	4,938
Receive	3-Month ZAR-JIBAR	DUB	7.7620	11/2/2017	ZAR	10,944,000	—	(867)	(867)
Receive	1-Month MXN-TIIE	BRC	5.9000	11/6/2017	MXN	7,661,000	—	6,426	6,426
Receive	3-Month ZAR-JIBAR	HUB	8.0550	11/9/2017	ZAR	4,685,000	—	1,712	1,712
Pay	6-Month AUD-BBSW	DUB	1.0000	12/16/2017	AUD	785,500	—	(12,336)	(12,336)
Pay	6-Month AUD-BBSW	CBK	1.0000	12/16/2017	AUD	796,000	—	(12,710)	(12,710)
Receive	3-Month NZD-BBR	DUB	4.8100	12/17/2017	NZD	777,500	—	8,869	8,869
Receive	3-Month NZD-BBR	CBK	4.8050	12/17/2017	NZD	899,500	—	10,156	10,156
Receive	1-Month MXN-TIIE	HUB	6.0500	1/2/2018	MXN	8,073,000	—	7,887	7,887
Receive	3-Month ZAR-JIBAR	BRC	8.1860	1/22/2018	ZAR	7,300,000	—	2,904	2,904
Receive	3-Month ZAR-JIBAR	BRC	8.5950	1/29/2018	ZAR	5,241,000	—	5,336	5,336
Receive	3-Month ZAR-JIBAR	JPM	8.5650	2/19/2018	ZAR	10,079,000	—	9,291	9,291
Receive	3-Month ZAR-JIBAR	JPM	8.7200	2/20/2018	ZAR	10,337,500	—	11,930	11,930
Pay	3-Month NZD-BBR	DUB	1.0000	3/19/2018	NZD	1,067,000	—	(9,311)	(9,311)
Pay	3-Month NZD-BBR	DUB	1.0000	3/19/2018	NZD	1,067,000	—	(77,882)	(77,882)
Pay	6-Month EUR-LIBOR	UAG	1.0000	3/21/2018	EUR	712,000	—	(3,867)	(3,867)
Pay	3-Month NZD-BBR	DUB	1.0000	3/24/2018	NZD	1,192,500	—	(7,315)	(7,315)
Pay	3-Month NZD-BBR	UAG	1.0000	3/24/2018	NZD	1,216,000	—	(8,048)	(8,048)
Pay	3-Month NZD-BBR	DUB	1.0000	3/29/2018	NZD	1,205,500	—	8,142	8,142
Pay	3-Month NZD-BBR	BNP	1.0000	3/29/2018	NZD	1,205,500	—	8,052	8,052
Pay	3-Month NZD-BBR	DUB	1.0000	4/4/2018	NZD	1,178,500	—	(7,997)	(7,997)
Pay	6-Month CHF-LIBOR	FBF	1.0000	2/12/2019	CHF	1,225,500	—	(16,300)	(16,300)
Receive	1-Time USA-CPI	BRC	2.7150	3/21/2019	USD	286,500	—	7,305	7,305
Pay	6-Month EUR-LIBOR	GST	1.0000	5/26/2019	EUR	761,500	—	132	132
Pay	6-Month EUR-LIBOR	GST	1.0000	5/26/2019	EUR	381,000	—	66	66
Pay	3-Month SEK-LIBOR	BRC	1.0000	9/16/2020	SEK	6,726,500	—	(65,562)	(65,562)
Receive	6-Month AUD-BBSW	DUB	5.2900	12/16/2020	AUD	916,500	—	21,935	21,935
Receive	6-Month AUD-BBSW	CBK	5.2820	12/16/2020	AUD	918,500	—	21,822	21,822
Pay	3-Month NZD-BBR	CBK	1.0000	12/17/2020	NZD	1,047,000	—	(20,247)	(20,247)
Pay	3-Month NZD-BBR	DUB	1.0000	12/17/2020	NZD	924,000	—	(17,869)	(17,869)
Receive	3-Month ZAR-JIBAR	BRC	7.3650	3/31/2021	ZAR	474,000	—	(2,162)	(2,162)
Receive	6-Month EUR-LIBOR	FBF	2.1500	4/1/2021	EUR	100,000	(359)	9,225	8,866
Receive	6-Month EUR-LIBOR	GLM	2.1500	4/1/2021	EUR	200,000	2,422	15,311	17,732
Receive	3-Month ZAR-JIBAR	BRC	9.3100	2/4/2022	ZAR	638,000	—	1,115	1,115
Receive	3-Month ZAR-JIBAR	BRC	9.2550	2/4/2022	ZAR	638,000	—	1,004	1,004
Receive	1-Month MXN-TIIE	DUB	7.5850	2/17/2022	MXN	3,759,000	—	7,025	7,025
Receive	1-Month MXN-TIIE	DUB	7.5500	2/18/2022	MXN	765,000	—	1,342	1,342
Receive	1-Month MXN-TIIE	DUB	7.5670	2/21/2022	MXN	1,581,000	—	2,851	2,851
Receive	1-Month MXN-TIIE	MYC	7.4650	2/24/2022	MXN	1,379,000	—	2,019	2,019
Pay	6-Month EUR-LIBOR	DUB	1.0000	2/11/2023	EUR	232,000	—	(10,120)	(10,120)
Receive	6-Month CHF-LIBOR	FBF	1.9800	2/12/2023	CHF	806,000	—	23,632	23,632
Receive	1-Month MXN-TIIE	BRC	6.9000	5/18/2023	MXN	2,952,500	—	(4,956)	(4,956)
Receive	1-Month MXN-TIIE	GLM	7.0700	5/19/2023	MXN	3,487,500	—	(4,133)	(4,133)
Receive	1-Month MXN-TIIE	BRC	7.0400	5/19/2023	MXN	3,188,000	—	(4,057)	(4,057)
Receive	3-Month ZAR-JIBAR	BRC	8.5600	5/29/2023	ZAR	2,847,000	—	(4,154)	(4,154)
Receive	3-Month ZAR-JIBAR	BRC	8.5900	5/30/2023	ZAR	3,323,500	—	(4,573)	(4,573)
Receive	3-Month ZAR-JIBAR	BRC	9.1100	6/7/2023	ZAR	3,421,500	—	255	255
Receive	1-Month MXN-TIIE	JPM	6.1050	8/14/2023	MXN	1,461,000	—	(757)	(757)
Receive	1-Month MXN-TIIE	BRC	6.1300	8/27/2023	MXN	1,518,000	—	(609)	(609)
Pay	6-Month NOK-NIBOR	BRC	1.0000	9/19/2023	NOK	3,190,000	—	(15,323)	(15,323)
Pay	6-Month NOK-NIBOR	JPM	1.0000	9/19/2023	NOK	5,494,500	—	(25,316)	(25,316)
Receive	3-Month SEK-LIBOR	BRC	3.6150	9/19/2023	SEK	2,962,000	—	15,366	15,366
Pay	6-Month NOK-NIBOR	GLM	1.0000	9/20/2023	NOK	2,743,500	—	(12,792)	(12,792)
Receive	3-Month SEK-LIBOR	JPM	3.1100	9/20/2023	SEK	3,309,500	—	6,132	6,132
Pay	6-Month NOK-NIBOR	BRC	1.0000	10/11/2023	NOK	8,902,000	—	(36,141)	(36,141)
Receive	3-Month CAD-LIBOR	DUB	3.8250	10/23/2023	CAD	921,000	—	18,554	18,554
Pay	3-Month NZD-BBR	DUB	1.0000	10/25/2023	NZD	1,194,500	2,067	14,322	16,389
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/12/2023	NOK	2,743,000	—	(11,298)	(11,298)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/13/2023	NOK	8,427,000	—	(43,782)	(43,782)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/19/2023	NOK	5,822,000	—	(20,962)	(20,962)
Receive	3-Month ZAR-JIBAR	BRC	9.4000	11/19/2023	ZAR	9,805,000	—	5,574	5,574
Receive	3-Month SEK-LIBOR	FBF	3.1010	11/19/2023	SEK	2,834,500	—	4,521	4,521
Receive	3-Month SEK-LIBOR	BNP	3.1150	11/19/2023	SEK	2,872,500	—	4,836	4,836
Receive	3-Month ZAR-JIBAR	BRC	9.4300	11/20/2023	ZAR	3,421,000	—	2,216	2,216
Receive	1-Month MXN-TIIE	DUB	8.7470	11/22/2023	MXN	5,103,000	—	16,380	16,380
Receive	1-Month MXN-TIIE	DUB	8.7530	11/23/2023	MXN	7,355,000	—	23,720	23,720
Receive	1-Month MXN-TIIE	DUB	8.4600	11/28/2023	MXN	4,707,000	—	11,226	11,226
Receive	1-Month MXN-TIIE	DUB	8.5980	11/29/2023	MXN	596,000	—	1,652	1,652
Receive	1-Month MXN-TIIE	DUB	8.6000	12/1/2023	MXN	421,000	—	1,167	1,167
Receive	3-Month ZAR-JIBAR	BRC	9.6700	12/2/2023	ZAR	2,957,000	—	3,758	3,758
Pay	3-Month KRW-CD	BRC	1.0000	12/24/2023	KRW	692,673,000	—	(11,361)	(11,361)
Receive	3-Month CAD-LIBOR	HUB	4.2550	1/2/2024	CAD	621,500	—	21,764	21,764
Receive	3-Month CAD-LIBOR	GLM	4.0690	1/10/2024	CAD	476,500	—	13,101	13,101
Receive	3-Month ILS-TELBOR	DUB	4.8100	3/7/2024	ILS	3,095,500	—	23,614	23,614
Receive	3-Month CAD-LIBOR	GST	3.8450	4/2/2024	CAD	768,000	—	12,677	12,677
Receive	3-Month CAD-LIBOR	DUB	3.8300	4/3/2024	CAD	429,500	—	6,828	6,828
Receive	3-Month CAD-LIBOR	DUB	3.8300	4/3/2024	CAD	429,500	—	6,828	6,828
Pay	3-Month NZD-BBR	BNP	1.0000	4/4/2024	NZD	971,000	—	(12,578)	(12,578)
Pay	3-Month NZD-BBR	DUB	1.0000	4/8/2024	NZD	622,500	—	(7,687)	(7,687)
Pay	3-Month NZD-BBR	DUB	1.0000	4/8/2024	NZD	622,500	—	(7,687)	(7,687)
Receive	3-Month CAD-LIBOR	DUB	3.7050	4/29/2024	CAD	936,000	—	(9,885)	(9,885)
Receive	3-Month CAD-LIBOR	GST	3.7100	4/29/2024	CAD	459,000	—	4,758	4,758
Receive	3-Month CAD-LIBOR	HUB	3.6770	4/30/2024	CAD	390,500	—	3,699	3,699
Pay	3-Month NZD-BBR	DUB	1.0000	5/1/2024	NZD	1,155,000	—	8,212	8,212
Pay	3-Month NZD-BBR	GST	1.0000	5/1/2024	NZD	580,000	—	4,342	4,342
Pay	3-Month NZD-BBR	BNP	1.0000	5/2/2024	NZD	575,000	—	(4,405)	(4,405)
Pay	3-Month NZD-BBR	UAG	1.0000	5/13/2024	NZD	560,500	—	(1,291)	(1,291)
Receive	3-Month SEK-LIBOR	GST	3.0300	5/13/2024	SEK	2,574,500	—	3,040	3,040
Receive	3-Month CAD-LIBOR	GST	3.4840	5/16/2024	CAD	447,500	—	706	706
Pay	3-Month NZD-BBR	JPM	1.0000	5/20/2024	NZD	572,000	—	779	779
Pay	3-Month NZD-BBR	DUB	1.0000	4/13/2025	NZD	562,000	—	(13,413)	(13,413)
Receive	3-Month USD-LIBOR	GLM	4.5700	11/5/2025	USD	777,000	—	16,501	16,501
Pay	3-Month ZAR-JIBAR	JPM	1.0000	2/19/2026	ZAR	3,138,000	—	(5,701)	(5,701)
Pay	3-Month ZAR-JIBAR	JPM	1.0000	2/20/2026	ZAR	3,175,000	—	(8,140)	(8,140)
Receive	1-Month MXN-TIIE	DUB	9.8100	9/20/2028	MXN	1,094,500	—	3,220	3,220
Receive	3-Month ZAR-JIBAR	BRC	10.6500	11/25/2028	ZAR	9,624,000	—	12,462	12,462
Receive	3-Month ZAR-JIBAR	BRC	10.8500	1/23/2029	ZAR	7,799,000	—	12,445	12,445
Receive	3-Month ZAR-JIBAR	DUB	10.9100	1/24/2029	ZAR	2,652,000	—	(39,103)	(39,103)
Pay	3-Month ILS-TELBOR	DUB	1.0000	3/7/2029	ILS	1,728,000	—	(16,992)	(16,992)
Receive	3-Month ZAR-JIBAR	HUB	9.9000	3/11/2029	ZAR	8,385,500	—	(36)	(36)
Receive	6-Month JPY-LIBOR	FBF	3.0650	2/12/2032	JPY	28,000,000	—	6,374	6,374
Receive	3-Month ZAR-JIBAR	BRC	9.6700	6/12/2033	ZAR	2,101,750	—	(312)	(312)
Receive	1-Month MXN-TIIE	DUB	9.9540	9/14/2033	MXN	3,940,500	—	18,885	18,885
Pay	3-Month ZAR-JIBAR	BRC	1.0000	11/14/2033	ZAR	2,663,000	—	(3,363)	(3,363)
Pay	3-Month ZAR-JIBAR	DUB	1.0000	11/15/2033	ZAR	1,277,000	—	(1,613)	(1,613)
Pay	3-Month ZAR-JIBAR	JPM	1.0000	2/26/2034	ZAR	2,551,500	—	56	56
Receive	6-Month CHF-LIBOR	FBF	2.3600	5/27/2034	CHF	187,500	—	265	265
Receive	6-Month CHF-LIBOR	BRC	2.3300	6/2/2034	CHF	375,000	—	(538)	(538)
Receive	6-Month CHF-LIBOR	UAG	2.3270	6/3/2034	CHF	375,000	—	(622)	(622)
Receive	6-Month CHF-LIBOR	UAG	2.3400	6/3/2034	CHF	376,500	—	(178)	(178)
Pay	6-Month JPY-LIBOR	FBF	1.0000	2/12/2037	JPY	33,000,000	—	(4,290)	(4,290)
Pay	6-Month JPY-LIBOR	BRC	0.6020	7/4/2043	JPY	8,910,000	—	1,801	1,801
Pay	6-Month EUR-LIBOR	BRC	1.0000	1/22/2044	GBP	160,500	—	(7,746)	(7,746)

							$(8,348)	$(159,503)	$(167,351)

*	Inflation Swap
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Purchased options outstanding on May 31, 2014:

Interest Rate Swaptions
Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put - OTC 30-Year IRS	BOA	3-Month USD-LIBOR	Receive	4.2100%	4/25/2016	1,800,000	$62,629	$72,000	$(9,731)
Put - OTC 30-Year IRS	CBK	3-Month USD-LIBOR	Receive	5.2000%	7/29/2016	1,200,000	12,948	51,868	(38,920)

							$75,217	$123,868	$(48,651)

European Style Interest Rate Swaptions
Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - IRS ZAR	FBF	3M ZAR-JIBAR	Receive	5.5000	6/11/2014	8,047,500	$—	$650	$(650)
Call - IRS ZAR	BNP	3M ZAR-JIBAR	Receive	5.5000	6/17/2014	9,527,000	—	2,321	(2,321)
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.5000	6/17/2014	13,010,500	—	2,122	(2,122)
Call - IRS USD	DUB	3M USD-LIBOR	Receive	1.8100	6/23/2014	5,478,000	50,549	20,698	29,851
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.5000	6/23/2014	4,336,500	—	563	(563)
Call - IRS ZAR	JPM	3M ZAR-JIBAR	Receive	7.0000	8/8/2014	3,595,500	205	5,201	(4,996)
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.6000	9/12/2014	18,518,000	23	4,337	(4,314)
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.6000	9/25/2014	18,518,000	43	4,337	(4,294)
Put - IRS USD	GST	3M USD-LIBOR	Receive	2.3000	3/30/2015	882,000	17,233	11,003	6,230
Call - IRS GBP	DUB	6M GBP-LIBOR	Receive	1.4800	7/6/2015	2,187,000	9,111	21,644	(12,534)
Call - IRS GBP	BRC	6M GBP-LIBOR	Receive	1.3500	4/18/2016	1,093,500	3,006	5,313	(2,308)
Call - IRS GBP	GLM	6M GBP-LIBOR	Receive	1.5600	5/16/2016	950,000	4,082	12,982	(8,900)
Put - IRS GBP	JPM	6M GBP-LIBOR	Receive	2.0000	5/31/2016	3,407,500	30,843	30,864	(21)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/10/2018	490,429,000	37,220	35,881	1,339
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/11/2018	247,524,500	18,782	18,400	383
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.7500	5/29/2018	190,000,000	12,510	5,940	6,569
Put - IRS JPY	BRC	6M JPY-LIBOR	Receive	1.7000	2/13/2019	124,689,500	23,613	34,274	(10,661)
Call - IRS USD	DUB	3M USD-LIBOR	Receive	4.6600	9/26/2023	1,401,500	71,796	49,893	21,902
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	2.0000	6/6/2014	41,000,000	—	12,699	(12,699)
Call - IRS USD	FBF	3M USD-LIBOR	Pay	3.3500	7/1/2014	4,404,500	16,087	61,553	(45,465)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	2.6000	7/14/2014	3,861,500	1,906	23,652	(21,745)
Put - IRS USD	BRC	3M USD-LIBOR	Pay	2.6000	7/14/2014	1,931,000	953	12,069	(11,115)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	2.0000	7/25/2014	2,834,000	3,585	26,958	(23,373)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.9100	7/31/2014	78,141,000	639	7,968	(7,330)
Call - IRS USD	JPM	3M USD-LIBOR	Pay	3.5000	8/13/2014	513,000	5,485	10,800	(5,315)
Call - IRS USD	DUB	3M USD-LIBOR	Pay	3.6000	8/26/2014	510,000	4,055	4,998	(943)
Put - IRS USD	JPM	3M USD-LIBOR	Pay	1.5000	8/27/2014	3,267,500	60	14,493	(14,434)
Call - IRS USD	GLM	3M USD-LIBOR	Pay	3.5500	8/28/2014	511,000	5,363	4,931	432
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	1.9200	9/30/2014	1,037,000	4,719	23,154	(18,435)
Put - IRS KRW	DUB	3M KRW-KSDA	Pay	3.0500	10/13/2014	1,838,154,000	8,890	5,018	3,872
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.0500	10/24/2014	3,567,000	13,073	44,365	(31,292)
Call - IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.0500	10/24/2014	3,567,000	13,073	46,829	(33,757)
Call - IRS EUR	JPM	6M EUR-EURIBOR	Pay	1.8400	10/28/2014	685,000	5,983	15,487	(9,504)

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.8600	11/7/2014	65,936,000	3,655	5,964	(2,308)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.8200	12/10/2014	109,500,000	1,612	9,541	(7,929)
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.0800	4/1/2015	691,000	8,327	21,924	(13,597)
Call - IRS EUR	JPM	6M EUR-EURIBOR	Pay	2.0800	4/2/2015	695,500	8,466	22,982	(14,515)
Call - IRS USD	JPM	3M USD-LIBOR	Pay	1.4000	5/18/2015	6,752,000	24,731	29,034	(4,303)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.3000	8/24/2015	1,442,500	2,225	20,484	(18,258)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.2600	1/19/2016	423,000	11,145	28,210	(17,065)
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.4300	2/18/2016	3,661,500	44,904	66,642	(21,738)
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.3700	2/19/2016	3,661,500	47,722	65,480	(17,758)
Call - IRS EUR	HUB	6M EUR-EURIBOR	Pay	2.3000	4/15/2016	1,917,000	58,583	88,114	(29,532)
Put - IRS GBP	GLM	6M GBP-LIBOR	Pay	3.6300	11/21/2016	2,639,000	125,912	199,943	(74,031)
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	4.2500	1/23/2017	1,502,500	39,279	65,717	(26,438)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.5000	2/20/2017	732,309,500	21,108	26,482	(5,375)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	0.5000	2/20/2017	549,232,000	15,778	21,633	(5,855)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	0.5000	2/20/2017	183,077,500	5,259	7,211	(1,952)
Call - IRS USD	DUB	3M USD-LIBOR	Pay	4.3000	3/27/2017	345,500	17,205	21,767	(4,562)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	4.3000	3/27/2017	691,000	34,410	45,606	(11,196)
Call - IRS USD	JPM	3M USD-LIBOR	Pay	4.4500	5/1/2018	1,369,500	46,396	52,897	(6,501)
Call - IRS USD	BNP	3M USD-LIBOR	Pay	4.4000	5/8/2018	675,000	23,792	25,542	(1,751)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	4.6000	2/12/2019	1,098,000	65,487	98,820	(33,333)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.7000	2/13/2019	122,211,000	11,113	33,390	(22,278)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	4.6000	3/5/2019	1,440,000	86,673	118,080	(31,407)
Call - IRS USD	JPM	3M USD-LIBOR	Pay	4.1000	5/9/2019	1,350,500	69,365	74,953	(5,588)
Call - IRS USD	GLM	3M USD-LIBOR	Pay	4.1000	5/13/2019	1,013,000	52,093	56,728	(4,635)
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/16/2020	452,000	56,801	79,494	(22,692)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.5900	1/7/2021	741,500	26,382	38,558	(12,176)
Put - IRS EUR	FBF	6M EUR-EURIBOR	Pay	3.1200	1/21/2021	751,500	86,355	121,259	(34,904)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/6/2023	583,000	39,428	44,600	(5,172)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/7/2023	399,000	26,985	30,524	(3,539)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.6000	7/3/2023	418,500	26,703	27,621	(918)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	9/25/2023	700,500	47,335	59,613	(12,277)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	4.6600	9/26/2023	1,401,500	40,003	49,893	(9,890)
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452,000	60,068	76,436	(16,368)
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452,000	60,068	75,492	(15,424)
Call - IRS USD	GLM	3M USD-LIBOR	Pay	4.1900	5/7/2024	2,809,000	98,893	99,570	(676)
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	3.8000	9/26/2028	2,102,500	207,998	208,614	(616)
Put - IRS GBP	BRC	6M GBP-LIBOR	Pay	3.8200	9/26/2028	2,803,000	273,680	279,464	(5,785)
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	3.8000	9/26/2028	701,000	69,349	66,902	2,447
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.7500	5/30/2034	1,022,500	70,997	70,862	134

							$2,379,172	$3,117,441	$(738,269)

OTC European Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
CALL - OTC AUD versus NZD	HUB	1.12	7/29/2014	33,500	$2,624	$6,616	$3,991
CALL - OTC AUD versus NZD	DUB	1.12	10/29/2014	37,500	3,725	9,858	6,133
CALL - OTC AUD versus USD	BRC	0.93	6/9/2014	1,071,000	12,611	2,999	(9,612)
CALL - OTC AUD versus USD	BRC	0.94	7/19/2014	535,500	5,743	1,499	(4,244)
CALL - OTC AUD versus USD	BRC	0.93	7/31/2014	1,363,000	11,594	11,594	(1)
CALL - OTC ECAL USD versus JPY	BOA	102.3500	7/24/2014	902,000	12,881	5,330	(7,551)
CALL - OTC EUR versus CAD	BRC	0.01	6/10/2014	41,000	7,350	48	(7,303)
CALL - OTC EUR versus CAD	DUB	0.0100	6/11/2014	41,000	8,357	28	(8,329)
CALL - OTC EUR versus GBP	JPM	0.86	9/25/2014	2,880,000	6,070	4,574	(1,496)
CALL - OTC EUR versus GBP/EUR versus HUF	GLM	0.0100	7/30/2014	41,000	7,866	9,428	1,561
CALL - OTC EUR versus MXN/EUR versus CAD	DUB	0.01	9/11/2014	19,250	4,296	14,706	10,410
CALL - OTC EUR versus NOK	UAG	8.6000	9/2/2014	1,718,000	2,313	3,578	1,266
CALL - OTC EUR versus NOK/EUR versus AUD	GLM	0.01	7/31/2014	8,000	1,736	6,474	4,739
CALL - OTC EUR versus TRY	UAG	2.76	5/25/2015	39,000	5,476	5,967	491
CALL - OTC EUR versus USD	HUB	1.3838	7/23/2014	892,500	14,349	4,083	(10,266)
CALL - OTC EUR versus USD	DUB	1.4300	9/25/2014	1,440,000	12,777	2,479	(10,298)
CALL - OTC EUR versus USD	BRC	1.4700	9/25/2014	2,160,000	7,291	854	(6,437)
CALL - OTC EUR versus USD	BRC	1.3875	10/27/2014	1,027,000	22,454	11,568	(10,886)
CALL - OTC EUR versus USD	BRC	1.4945	4/22/2015	3,228,000	22,045	11,801	(10,243)
CALL - OTC NOK versus SEK	UAG	1.07	8/4/2014	372,250	7,990	3,089	(4,900)
CALL - OTC NOK versus SEK	GLM	1.1150	8/19/2014	3,824,000	12,626	7,779	(4,846)
CALL - OTC NOK versus SEK	UAG	1.11	9/22/2014	222,000	4,577	20,504	15,927
CALL - OTC NOK versus SEK	UAG	1.07	3/20/2015	7,237,500	20,442	52,731	32,289
CALL - OTC NOK versus SEK	UAG	1.0800	3/23/2015	7,279,000	16,577	45,199	28,623
CALL - OTC NZD versus CAD	GLM	0.92	4/9/2015	1,487,500	45,819	22,112	(23,707)
CALL - OTC NZD versus USD	BRC	0.8420	6/11/2014	1,480,000	24,080	12,257	(11,823)
CALL - OTC NZD versus USD	BRC	0.86	7/22/2014	1,487,500	19,833	6,235	(13,598)
CALL - OTC NZD versus USD	DUB	0.89	9/12/2014	463,000	671	508	(164)
CALL - OTC NZD versus USD	BRC	0.85	10/24/2014	1,027,000	13,164	5,882	(7,282)
CALL - OTC USD versus AUD	DUB	0.8700	8/21/2014	1,094,500	21,179	1,434	(19,745)
CALL - OTC USD versus EUR/USD versus JPY	GLM	0.01	10/21/2014	79,500	13,277	11,982	(1,294)
CALL - OTC USD versus EUR/USD versus JPY	HUB	0.0100	11/6/2014	37,500	5,513	6,841	1,328
CALL - OTC USD versus EUR/USD versus MXN	DUB	0.0100	8/8/2014	83,500	11,189	27,231	16,042
CALL - OTC USD versus JPY	UAG	101.66	7/10/2014	1,009,500	10,196	7,525	(2,671)
CALL - OTC USD versus JPY	BRC	101.75	9/1/2014	1,020,000	12,209	12,209	-
CALL - OTC USD versus JPY/USD versus BRL	BRC	2.18	6/25/2014	18,000	2,205	979	(1,226)
CALL - OTC USD versus MXN/USD versus KRW	UAG	0.0100	1/14/2015	42,500	6,248	2,396	(3,852)
CALL - OTC USD versus SEK	JPM	6.55	6/4/2014	895,500	12,112	18,930	6,818
CALL - OTC USD versus SEK	DUB	6.5710	7/23/2014	892,500	14,932	20,470	5,539
CALL - OTC USD versus SEK	GLM	6.5680	8/11/2014	1,407,000	23,697	35,285	11,587
PUT - OTC EPUT USD VS JPY	BOA	102.35	7/24/2014	902,000	12,881	11,491	(1,389)
PUT - OTC AUD versus USD	BRC	0.9325	6/9/2014	1,071,000	12,611	6,267	(6,343)
PUT - OTC AUD versus USD	BRC	1.00	6/23/2014	1,518,000	14,529	3,917	(10,612)
PUT - OTC AUD versus USD	BRC	0.94	7/19/2014	535,500	7,123	4,819	(2,305)
PUT - OTC AUD versus USD	BRC	0.93	7/31/2014	1,363,000	15,882	15,881	(1)
PUT - OTC AUD versus USD	HUB	0.98	9/23/2014	38,500	5,407	7,859	2,452
PUT - OTC BRL versus USD versus JPY	GLM	1.00	12/2/2014	20,000	2,080	850	(1,230)
PUT - OTC EUR versus CZK	JPM	27.45	9/5/2014	766,500	16,853	6,349	(10,504)
PUT - OTC EUR versus CZK	UAG	27.45	9/5/2014	766,500	16,932	6,349	(10,583)
PUT - OTC EUR versus CZK	UAG	27.4500	12/12/2014	766,500	19,450	10,672	(8,778)
PUT - OTC EUR versus CZK	UAG	27.45	12/15/2014	685,500	16,465	9,644	(6,821)
PUT - OTC EUR versus GBP	BRC	0.8200	7/31/2014	20,500	3,527	330	(3,197)
PUT - OTC EUR versus GBP	JPM	0.8050	9/25/2014	2,880,000	38,378	34,073	(4,305)
PUT - OTC EUR versus GBP	BRC	0.83	9/25/2014	2,880,000	56,940	98,555	41,615
PUT - OTC EUR versus GBP	HUB	0.82	10/23/2014	60,000	7,761	489	(7,272)
PUT - OTC EUR versus GBP	BRC	0.7902	10/30/2014	38,000	7,666	9,997	2,331
PUT - OTC EUR versus MXN	UAG	17.40	7/24/2014	26,000	6,029	12,269	6,240
PUT - OTC EUR versus MXN	DUB	4.2700	10/27/2014	50,000	9,708	25,335	15,627
PUT - OTC EUR versus NOK	BRC	8.1750	8/29/2014	16,500	3,160	247	(2,914)
PUT - OTC EUR versus NOK	BRC	8.27	9/2/2014	1,718,000	39,745	41,911	2,166
PUT - OTC EUR versus NOK	UAG	8.0800	9/2/2014	1,718,000	21,667	14,887	(6,779)
PUT - OTC EUR versus NOK	BRC	8.2000	10/1/2014	1,142,500	20,851	21,562	711
PUT - OTC EUR versus PLN	UAG	4.1400	11/6/2014	37,500	9,483	21,097	11,614
PUT - OTC EUR versus TRY	UAG	2.76	12/19/2014	39,000	6,645	5,882	(763)
PUT - OTC EUR versus USD	BRC	1.34	7/22/2014	1,565,000	31,567	7,277	(24,290)
PUT - OTC EUR versus USD	HUB	1.38	7/23/2014	892,500	14,904	22,144	7,240
PUT - OTC EUR versus USD	DUB	1.36	8/19/2014	952,000	18,933	12,869	(6,063)
PUT - OTC EUR versus USD	DUB	1.3035	9/3/2014	40,000	7,271	4,245	(3,026)
PUT - OTC EUR versus USD	BRC	1.3875	10/27/2014	1,027,000	27,172	35,899	8,727
PUT - OTC EUR versus USD	DUB	1.4250	3/19/2019	900,000	98,946	89,864	(9,082)
PUT - OTC EUR versus USD	GLM	1.43	4/17/2019	714,000	71,888	71,511	(377)
PUT - OTC NOK versus SEK	BRC	1.0325	6/4/2014	3,661,000	9,313	-	(9,313)
PUT - OTC NZD versus CAD	GLM	0.92	4/9/2015	1,487,500	41,096	48,626	7,530
PUT - OTC NZD versus JPY	BRC	87.00	7/1/2014	2,880,000	34,380	36,862	2,482
PUT - OTC NZD versus USD	BRC	0.84	6/11/2014	1,480,000	22,736	3,180	(19,557)
PUT - OTC NZD versus USD	BRC	0.86	7/22/2014	1,487,500	24,439	24,676	237
PUT - OTC NZD versus USD	DUB	0.81	9/12/2014	345,500	1,673	1,546	(127)
PUT - OTC NZD versus USD	BRC	0.85	9/12/2014	1,037,000	21,818	19,144	(2,674)
PUT - OTC NZD versus USD	HUB	0.85	9/30/2014	38,500	4,483	11,990	7,507
PUT - OTC NZD versus USD	BRC	0.8535	10/24/2014	1,027,000	16,384	14,740	(1,645)
PUT - OTC USD versus BRL	GLM	2.34	8/29/2014	830,000	17,463	26,805	9,342
PUT - OTC USD versus JPY	UAG	101.66	7/10/2014	1,009,500	9,893	7,480	(2,413)
PUT - OTC USD versus JPY	BRC	101.75	9/1/2014	1,020,000	13,107	13,107	-
PUT - OTC USD versus JPY	DUB	109.70	11/10/2014	40,500	3,929	40,245	36,317
PUT - OTC USD versus KRW	FBF	1,090.00	9/11/2014	39,500	5,372	5,983	611
PUT - OTC USD versus KRW	UAG	1,090.00	9/11/2014	39,500	5,728	8,026	2,299
PUT - OTC USD versus MXN	DUB	12.88	6/24/2014	751,500	6,651	4,494	(2,157)
PUT - OTC USD versus MXN	DUB	12.69	7/9/2014	892,500	4,257	2,185	(2,072)
PUT - OTC USD versus MXN	DUB	12.6900	7/14/2014	741,500	7,964	2,070	(5,893)
PUT - OTC USD versus MXN	DUB	12.9500	10/31/2014	25,000	2,413	13,014	10,602
PUT - OTC USD versus MXN	BRC	12.5010	1/9/2015	61,500	9,133	302	(8,830)
PUT - OTC USD versus MXN	BRC	12.4750	1/19/2015	59,500	8,925	444	(8,481)
PUT - OTC USD versus SEK	JPM	6.55	6/4/2014	895,500	11,664	57	(11,607)
PUT - OTC USD versus SEK	DUB	6.5710	7/23/2014	892,500	13,932	4,075	(9,857)
PUT - OTC USD versus SEK	GLM	6.57	8/11/2014	1,407,000	23,697	8,500	(15,198)

					$1,432,992	$1,347,156	$(85,835)

Options on Exchange-Traded Futures Contracts

Description	Currency	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - Euro Bund July Future Option	EUR	143.500	6/20/2014	34	$15,294.54	$5,561.65	$(9,732.89)
Put - Euro Bund July Future Option	EUR	144.000	6/20/2014	17	9,569.31	4,171.24	(5,398.07)
Put - Euro Bobl July Future Option	EUR	127.500	6/20/2014	10	3,612.35	3,544.19	(68.16)
Put - Euro Schatz July Future Option	EUR	110.400	6/20/2014	28	572.52	381.68	(190.84)
Call - Eurodollar Future Option	EUR	99.750	12/15/2014	135	12,043.86	10,125.00	(1,918.86)
Put - 3-Mo Euribor Interest Rate Future	EUR	98.875	6/15/2015	60	51,118.12	1,022.36	(50,095.76)
Put - Eurodollar Future Option	EUR	99.250	9/14/2015	40	33,000.00	17,500.00	(15,500.00)
Put - 3-Mo Euribor Interest Rate Future	EUR	99.625	3/14/2016	160	87,241.60	88,604.75	1,363.15

					$212,452	$130,911	$(81,541)

Written options outstanding on May 31, 2014: Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.0000	4/25/2016	(7,200,000)	$(48,298)	$(72,402)	$24,105
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	5.2000	7/29/2016	(4,600,000)	(13,349)	(57,480)	44,131

							$(61,647)	$(129,883)	$68,236

European Style Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - IRS ZAR	FBF	3M ZAR-JIBAR	Receive	5.000	6/11/2014	(16,095,000)	$-	$(159)	$159
Call - IRS ZAR	BNP	3M ZAR-JIBAR	Receive	5.000	6/17/2014	(19,054,000)	-	(1,918)	1,918
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.000	6/17/2014	(26,021,000)	-	(1,310)	1,310
Call - IRS USD	DUB	3M USD-LIBOR	Receive	3.120	6/23/2014	(1,380,000)	(71,662)	(20,700)	(50,962)
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.000	6/23/2014	(8,673,000)	-	(425)	425
Call - IRS ZAR	JPM	3M ZAR-JIBAR	Receive	6.500	8/8/2014	(3,595,500)	(5)	(3,571)	3,566
Call - IRS MXN	BRC	1M MXN-TIIE	Receive	6.100	9/12/2014	(1,912,000)	(2,812)	(1,850)	(961)
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.100	9/12/2014	(37,036,000)	(0)	(3,731)	3,731
Call - IRS ZAR	GLM	3M ZAR-JIBAR	Receive	5.100	9/25/2014	(37,036,000)	(1)	(3,731)	3,730
Put - IRS EUR	DUB	6M EUR-EURIBOR	Receive	2.300	3/30/2015	(1,667,000)	(792)	(10,145)	9,352
Call - IRS GBP	BRC	6M GBP-LIBOR	Receive	1.000	4/18/2016	(1,093,500)	(1,305)	(2,373)	1,068
Put - IRS GBP	JPM	6M GBP-LIBOR	Receive	2.930	5/31/2016	(756,500)	(30,844)	(30,866)	21
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400	4/10/2018	(980,858,000)	(22,137)	(23,066)	929
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400	4/11/2018	(495,049,500)	(11,174)	(11,985)	811
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.350	5/29/2018	(380,000,000)	(6,505)	(3,341)	(3,163)
Call - IRS EUR	DUB	6M EUR-EURIBOR	Receive	3.070	9/26/2018	(1,149,500)	(85,742)	(50,634)	(35,108)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	3.080	7/14/2014	(7,723,000)	(531)	(23,555)	23,024
Put - IRS USD	BRC	3M USD-LIBOR	Pay	3.080	7/14/2014	(3,862,000)	(265)	(11,972)	11,707
Put - IRS USD	DUB	3M USD-LIBOR	Pay	2.260	7/25/2014	(5,668,000)	(1,931)	(26,958)	25,027
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	1.410	7/31/2014	(78,141,000)	(18)	(1,571)	1,553
Call - IRS USD	JPM	3M USD-LIBOR	Pay	3.850	8/13/2014	(513,000)	(704)	(1,667)	964
Call - IRS USD	DUB	3M USD-LIBOR	Pay	0.700	8/26/2014	(2,040,000)	(1,973)	(1,785)	(188)
Put - IRS USD	JPM	3M USD-LIBOR	Pay	2.250	8/27/2014	(3,267,500)	(5)	(6,651)	6,647
Call - IRS USD	FBF	3M USD-LIBOR	Pay	0.670	8/28/2014	(2,044,500)	(2,536)	(2,106)	(430)
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.600	9/30/2014	(9,331,000)	(5,196)	(23,149)	17,953
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.350	10/24/2014	(3,567,000)	(3,922)	(14,788)	10,866
Call - IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.350	10/24/2014	(3,567,000)	(3,922)	(17,130)	13,208
Call - IRS EUR	JPM	6M EUR-EURIBOR	Pay	0.600	10/28/2014	(6,163,500)	(4,388)	(15,483)	11,095
Put - IRS GBP	GLM	6M GBP-LIBOR	Pay	3.030	11/19/2014	(2,639,000)	(39,496)	(116,014)	76,518
Put - IRS GBP	BRC	6M GBP-LIBOR	Pay	3.500	1/23/2015	(751,250)	(5,062)	(20,864)	15,802
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	3.500	1/30/2015	(751,250)	(5,412)	(15,433)	10,021
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.370	2/19/2015	(3,661,500)	(47,722)	(46,815)	(907)
Call - IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.750	4/1/2015	(4,665,500)	(6,008)	(21,929)	15,922
Call - IRS EUR	JPM	6M EUR-EURIBOR	Pay	0.750	4/2/2015	(4,696,000)	(6,099)	(22,988)	16,890
Call - IRS USD	JPM	3M USD-LIBOR	Pay	3.200	5/11/2015	(1,350,500)	(23,465)	(30,791)	7,327
Call - IRS USD	GLM	3M USD-LIBOR	Pay	3.200	5/12/2015	(1,013,000)	(17,671)	(23,603)	5,932
Call - IRS USD	JPM	3M USD-LIBOR	Pay	1.900	5/18/2015	(13,503,500)	(23,291)	(26,703)	3,412
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	(583,000)	(7,612)	(18,365)	10,752
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	(399,000)	(5,210)	(12,768)	7,558
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.600	7/1/2015	(418,500)	(4,785)	(11,927)	7,142
Put - IRS USD	FBF	3M USD-LIBOR	Pay	5.050	8/24/2015	(2,019,500)	(1,286)	(16,659)	15,373
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.500	9/25/2015	(700,500)	(11,722)	(31,943)	20,221
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.270	1/7/2016	(741,500)	(3,625)	(16,313)	12,688
Put - IRS USD	FBF	3M USD-LIBOR	Pay	2.750	1/19/2016	(3,805,500)	(12,510)	(28,199)	15,689
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.430	2/18/2016	(3,661,500)	(30,438)	(47,995)	17,557
Call - IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	4/15/2016	(4,354,500)	(63,030)	(73,035)	10,005
Call - IRS USD	DUB	3M USD-LIBOR	Pay	4.390	3/27/2017	(2,695,500)	(30,047)	(45,616)	15,569
Call - IRS USD	DUB	3M USD-LIBOR	Pay	4.420	3/27/2017	(1,348,000)	(14,776)	(21,775)	6,999
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000	9/26/2017	(2,803,000)	(64,762)	(103,173)	38,411
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000	9/26/2017	(701,000)	(16,196)	(26,125)	9,929
Call - IRS USD	JPM	3M USD-LIBOR	Pay	4.310	5/1/2018	(5,889,500)	(44,818)	(52,903)	8,084
Call - IRS USD	BNP	3M USD-LIBOR	Pay	4.290	5/8/2018	(2,903,500)	(22,549)	(25,551)	3,002
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.070	9/26/2018	(1,149,500)	(23,257)	(50,634)	27,378
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.050	2/12/2019	(4,152,000)	(63,274)	(98,857)	35,583
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	5.000	2/13/2019	(244,422,000)	(14,802)	(33,300)	18,499
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	5.000	2/13/2019	(249,379,000)	(963)	(34,029)	33,066
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	1.000	2/20/2019	(585,847,500)	(32,488)	(41,298)	8,810
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.000	2/20/2019	(439,385,500)	(24,366)	(32,262)	7,896
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.000	2/20/2019	(146,462,000)	(7,726)	(10,933)	3,207
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.140	3/5/2019	(5,514,500)	(81,135)	(118,065)	36,930
Call - IRS USD	GLM	3M USD-LIBOR	Pay	4.020	5/7/2019	(1,013,000)	(65,021)	(74,287)	9,265
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.760	12/16/2020	(1,905,000)	(47,146)	(79,522)	32,375
Put - IRS EUR	FBF	6M EUR-EURIBOR	Pay	3.820	1/21/2021	(3,140,500)	(76,412)	(121,229)	44,817
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.180	12/18/2023	(1,957,000)	(55,081)	(76,468)	21,386
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.190	12/18/2023	(1,957,000)	(54,822)	(75,523)	20,701

							$(1,312,456)	$(2,020,514)	$708,059

OTC European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC EUR versus USD	BRC	1.40	7/22/2014	(1,565,000)	$(15,093)	$(2,658)	$12,435
Call - OTC AUD versus NZD	UAG	1.1150	7/29/2014	(33,500)	(6,289)	(6,979)	(690)
Call - OTC EUR versus NOK/EUR versus AUD	DUB	8.33	7/31/2014	(8,000)	(6,862)	(6,870)	(8)
Call - OTC EUR versus USD	DUB	1.41	8/19/2014	(952,000)	(11,889)	(2,123)	9,766
Call - OTC NOK versus SEK	GLM	1.17	8/19/2014	(3,824,000)	(4,872)	(934)	3,938
Call - OTC USD versus CAD	DUB	1.15	8/22/2014	(1,532,000)	(18,553)	(1,056)	17,497
Call - OTC ECAL USD VS BRL	GLM	3.15	8/29/2014	(830,000)	(15,073)	(73)	15,000
Call - OTC EUR versus NOK	BRC	8.60	9/2/2014	(1,718,000)	(21,806)	(3,578)	18,228
Call - OTC ECAL AUD versus USD	GLM	0.93	9/10/2014	(4,065,000)	(32,393)	(41,100)	(8,707)
Call - OTC NZD versus USD	BRC	0.8900	9/12/2014	(1,382,500)	(12,361)	(1,516)	10,846
Call - OTC EUR versus GBP	BRC	0.8550	9/25/2014	(2,880,000)	(36,981)	(4,574)	32,407
Call - OTC EUR versus NOK	BRC	8.4725	10/1/2014	(1,142,500)	(16,328)	(6,669)	9,659
Call - OTC AUD versus NZD	JPM	1.12	10/29/2014	(37,500)	(9,405)	(10,451)	(1,046)
Call - OTC NOK versus SEK	UAG	1.12	3/20/2015	(7,237,500)	(8,535)	(23,341)	(14,806)
Call - OTC NOK versus SEK	UAG	1.12	3/23/2015	(7,279,000)	(7,484)	(45,199)	(37,716)
Call - OTC EUR versus USD	BRC	1.45	4/22/2015	(1,614,000)	(22,045)	(13,102)	8,943
Call - OTC ECAL USD VS BRL	GLM	2.65	5/29/2015	(2,464,000)	(75,152)	(76,111)	(959)
Call - OTC EUR versus USD	DUB	1.53	3/19/2019	(900,000)	(65,799)	(53,680)	12,119
Call - OTC EUR versus USD	GLM	1.56	4/19/2019	(714,000)	(47,835)	(38,652)	9,183
Put - OTC NOK versus SEK	BRC	1.01	6/4/2014	(7,322,000)	(9,313)	-	9,313
Put - OTC AUD versus CAD	BRC	0.97	6/23/2014	(2,277,000)	(8,134)	(248)	7,886
Put - OTC USD versus SEK	DUB	6.20	6/24/2014	(751,500)	(6,358)	(2)	6,355
Put - OTC NZD versus JPY	BRC	83.0000	7/1/2014	(2,880,000)	(12,051)	(2,722)	9,329
Put - OTC USD versus KRW	GLM	1,020.00	7/9/2014	(1,071,000)	(4,627)	(5,965)	(1,339)
Put - OTC USD versus KRW	HUB	1,039.00	7/14/2014	(927,000)	(7,360)	(16,628)	(9,267)
Put - OTC EUR versus USD	BRC	1.30	7/22/2014	(1,565,000)	(15,072)	(13)	15,060
Put - OTC EUR versus USD	DUB	1.30	8/19/2014	(952,000)	(6,075)	(1,664)	4,412
Put - OTC NOK versus SEK	GLM	1.06	8/19/2014	(3,824,000)	(8,545)	(30,926)	(22,382)
Put - OTC EUR versus NOK	BRC	8.0800	9/2/2014	(1,718,000)	(19,196)	(14,887)	4,309
Put - OTC EUR versus NOK	UAG	8.27	9/2/2014	(1,718,000)	(53,355)	(41,911)	11,445
Put - OTC EUR versus CZK	UAG	27.05	9/5/2014	(1,763,000)	(15,710)	(2,310)	13,400
Put - OTC EUR versus CZK	JPM	27.05	9/5/2014	(1,717,000)	(16,853)	(2,249)	14,604
Put - OTC NZD versus USD	BRC	0.81	9/12/2014	(1,037,000)	(9,101)	(4,641)	4,461
Put - OTC NZD versus USD	DUB	0.85	9/12/2014	(345,500)	(6,206)	(6,378)	(173)
Put - OTC EUR versus GBP	JPM	0.83	9/25/2014	(2,880,000)	(101,916)	(98,555)	3,361
Put - OTC EUR versus GBP	BRC	0.81	9/25/2014	(2,880,000)	(20,197)	(34,073)	(13,876)
Put - OTC EUR versus NOK	BRC	7.88	10/1/2014	(1,142,500)	(4,523)	(3,615)	908
Put - OTC EUR versus CZK	UAG	27.1200	12/12/2014	(1,916,250)	(18,396)	(7,855)	10,541
Put - OTC EUR versus CZK	UAG	27.00	12/15/2014	(1,576,500)	(15,643)	(6,612)	9,030
Put - OTC NOK versus SEK	UAG	1.0055	3/20/2015	(7,237,500)	(11,907)	(2,435)	9,472
Put - OTC NOK versus SEK	UAG	0.99	3/23/2015	(7,279,000)	(9,093)	(1,912)	7,181
Put - OTC EUR versus USD	DUB	1.20	3/19/2019	(900,000)	(33,147)	(28,809)	4,338
Put - OTC EUR versus USD	GLM	1.20	4/17/2019	(714,000)	(24,053)	(23,365)	688

					$(871,583)	$(676,437)	$195,146

Options on Exchange Traded Futures

Description	Currency	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - Euro Bund June Future Option	EUR	147.000	6/20/2014	23.00	$(5,153)	$(5,957)	$(804)
Call - Euro Bund July Future Option	EUR	146.000	6/20/2014	17.00	(7,647)	(11,587)	(3,940)
Put - Euro Bund July Future Option	EUR	142.500	6/20/2014	51.00	(10,428)	(3,476)	6,952
Put - Euro Schatz July Future Option	EUR	110.600	6/20/2014	28.00	(2,672)	(2,481)	191
Put - Euro Bobl July Future Option	EUR	127.000	6/20/2014	10.00	(1,499)	(1,567)	(68)
Call - Euro Bund August Future Option	EUR	147.000	8/22/2014	10.00	(5,725)	(9,133)	(3,408)
Put - Eurodollar Future Option	EUR	99.000	12/15/2014	135.00	(14,583)	(844)	13,739
Call - 3-M Euribor Interest Rate Future Option	EUR	99.625	3/16/2015	18.00	(5,930)	(12,575)	(6,645)
Put - 3-M Euribor Interest Rate Future Option	EUR	98.625	6/15/2015	60.00	(39,872)	-	39,872
Call - Eurodollar Future Option	EUR	99.625	9/14/2015	52.00	(9,650)	(8,775)	875
Put - Eurodollar Future Option	EUR	99.000	9/14/2015	40.00	(25,000)	(11,250)	13,750
Put - 3-M Euribor Interest Rate Future Option	EUR	99.375	3/14/2016	160.00	(57,252)	(58,615)	(1,363)

					$(185,411)	$(126,260)	$59,151

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Goldman GST Cash Collateral	1.0000%	12/31/2030	$(350,000)	$—	$(350,000)
Morgan Stanley MYC Cash Collateral	1.0000%	12/31/2030	(100,000)	—	(100,000)

			$(450,000)	$—	$(450,000)

See Accompanying Notes

Glossary

Counterparty Abbreviations:

BCC	Barclays Capital	DUB	Deutsche Bank AG	HUS	HSBC Bank USA
BOA	Bank of America, N.A.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank, N.A.
BNP	BNP Paribas, N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co. Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services
CBK	Citibank, N.A.	HUB	HSBC Bank PLC	UAG	UBS AG

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	MYR	Malaysian Ringgit
BGN	Bulgarian Lev	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zolty
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peco	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	TRY	Turkish New Lira
CZK	Czech Koruna	KRW	South Korean Won	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Index Abbreviations:

ABX	Asset Backed Securities Index	CMBX	Commercial Mortgage Backed Securities Index
CDX	Credit Default Swap Index	iTraxx	Markit iTraxx Europe

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:

BBR	Bank Bill Rates	CPI	Consumer Price Index	NIBOR	Norwegian Interbank Offered Rate
BBSW	Bank-Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Intere’s Interbancaria de Equilibrio
CD	Certificate of Deposit	IRS	Interest Rate Swap	TELBOR	TelAviv Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate
CDS	Credit Default Swap	LIBOR	London Interbank Offer Rate

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3—Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds, which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Funds’ assets and liabilities. During the period ended May 31, 2014, there were no transfers between levels. As of May 31,2014, the investments were classified as described below (in thousands):

Zebra Small Cap Equity[1]	Level 1	Level 2		Level 3	Total
Common Stock	$18,723	$—	[2]	$—	$18,723
Short-Term Investments—Money Market Funds	1,365	—		—	1,365

Total Investments in Securities	$20,088	$—		$—	$20,088

Future Contracts	$15	$—		$—	$15

Zebra Global Equity[1]	Level 1	Level 2		Level 3	Total
Foreign Preferred Stock	$56	$—		$—	$56
Foreign Common Stock	2,989	—		—	2,989
Domestic Common Stock	3,540	—		—	3,540
Exchange-Traded Funds	360	—		—	360
Short-Term Investments—Money Market Funds	505	—		—	505

Total Investments in Securities	$7,450	$—		$—	$7,450

Future Contracts	$10	$—		$—	$10

The London Company Income Equity[1]	Level 1	Level 2		Level 3	Total
Preferred Stock	$2,019	$—		$—	$1,019
Common Stock	220,097	—		—	220,097
Short-Term Investments—Money Market Funds	7,292	—		—	7,292

Total Investments in Securities	$229,408	$—		$—	$229,408

Future Contracts	$134	$—		$—	$134

SiM High Yield Opportunites[1]	Level 1	Level 2		Level 3	Total
Common Stock	$12,907	$—		$—	$12,907
Preferred Stock	—	15,693		—	15,693
Domestic Bank Loan Obligations	—	8,981		—	8,981
Domestic Convertible Obligations	—	14,076		—	14,076
Domestic Obligation	—	462,080		—	462,080
Foreign Convertible Obligations	—	7,645		—	7,645
Foreign Obligations	—	98,296		—	98,296
U.S. Agency Obligations	—	10,870		—	10,870
U.S. Treasury Obligations	—	1,457		—	1,457
Short-Term Investments—Money Markets	10,067	—		—	10,067

Total Investments in Securities	$22,974	$619,098		$—	$642,072

Financial Derivative Instruments-Assets	Level 1	Level 2		Level 3	Total
Credit Default Swap Agreements	$—	$1,227		$—	$1,227
Future Contracts	1,279	—		—	1,279

Total Financial Derivative Instruments	$1,279	$1,227		$—	$2,506

Flexible Bond Fund [1]	Level 1	Level 2		Level 3	Total
Preferred Stock	$619	$906		$—	$1,525
Domestic Convertible Obligations	—	2,850		—	2,850
Domestic Obligations	—	80,602		—	80,602
Foreign Convertible Obligations	—	3,260		—	3,260
Foreign Obligations	—	91,091		—	91,091
Asset-Backed Obligations	—	12,591		—	12,591
Collateralized Mortgage Obligations	—	23,184		—	23,184

Commercial Mortgage-Backed Obligations	—	2,119	—	2,119
U.S. Agency Obligations	—	14,376	—	14,376
U.S. Treasury Obligations	—	24,285	—	24,285
Short Term Investments—Money Market Fund	19,592	—	—	19,592
Short Term Investments—U.S. Treasury Bills	—	3,000	—	3,000

Total Investments in Securities	$20,211	$258,264	$—	$278,475

Other Financial Instruments—Assets	Level 1	Level 2	Level 3	Total
Purchased options outstanding	$—	$3,932	$—	$3,932
Futures contracts	164	—	—	164
Interest Rate Swap agreements	—	3,603	—	3,603
Credit Default Swap agreements	—	1,385	—	1,385
Forward currency contracts	—	1,589	—	1,589

	$164	$10,509	$—	$10,673

Other Financial Instruments—Liabilities	Level 1	Level 2	Level 3	Total
Short Sales	$—	$(16,938)	$—	$(16,938)
Written options outstanding	—	(2,177)	—	(2,177)
Futures contracts	(942)	—	—	(942)
Interest Rate Swap agreements	—	(4,940)	—	(4,940)
Credit Default Swap agreements	—	(1,128)	—	(1,128)
Forward currency contracts	—	(759)	—	(759)

	$(942)	$(25,942)	$—	$(26,884)

The following is a reconciliation of Level 3 assets of the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Asset-Backed Obligations	Totals
Beginning Balance as of 2/28/2014	$26	$26
Net Purchases	—	—
Net Sales	—	—
Accrued Discounts/(Premiums)	—	—
Realized Gain/(Loss)	(24)	(24)
Net Change in Unrealized Appreciation/(Depreciation)[2]	(2)	(2)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending Balance 05/31/2014	$—	$—

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 05/31/2014*	$(2)	$(2)

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Flexible Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding as of August 31, 2013 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Flexible Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Short Sales

The Flexible Bond Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of May 31, 2014, short positions were held by the Fund.

Master Agreements

The Funds are a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Flexible Bond Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the period ended May 31, 2014, the Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Straddle Options

The Flexible Bond Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of May 31, 2014 for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the period ended May 31, 2014, the Funds entered into credit default swaps primarily for return enhancement hedging and exposing cash to markets.

Interest Rate Swap Agreements

The Flexible Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the period ended May 31, 2014, the Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

Over-the Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

Forward Foreign Currency Contracts

The Flexible Bond Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended May 31, 2014, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended May 31, 2014, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2014, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$19,139	$1,580	$(631)	$949
Zebra Global Equity	6,705	802	(57)	745
The London Company Income Equity	206,541	23,343	(476)	22,867
SiM High Yield Opportunities	625,754	31,038	(14,720)	16,318
Flexible Bond	272,390	7,885	1,800	6,085

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “40 Act)) of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Trust’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/ Gene L. Needles, Jr./
Gene L. Needles, Jr. President

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/ Gene L. Needles, Jr./
Gene L. Needles, Jr. President

Date: July 30, 2014